UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 50.78%

BRAZIL — 10.85%
Banco Bradesco SA
5.90%, 01/16/21[b]	$200	$203,500
6.75%, 09/29/19[b]	150	164,625
Banco BTG Pactual SA
4.00%, 01/16/20[b]	200	171,000
Banco Santander Brasil SA
4.50%, 04/06/15[b]	200	205,500
Banco Votorantim SA
7.38%, 01/21/20[b]	100	107,000
Braskem Finance Ltd.
7.00%, 05/07/20[b]	100	106,500
7.25%, 06/05/18[b]	100	110,250
CSN Resources SA
6.50%, 07/21/20[b]	100	93,750
Fibria Overseas Finance Ltd.
7.50%, 05/04/20 (Call 05/04/15)[b]	100	109,500
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	98,750
GTL Trade Finance Inc.
7.25%, 10/20/17[b]	200	221,500
Itau Unibanco Holding SA
5.50%, 08/06/22[b]	200	189,000
5.75%, 01/22/21[b]	200	198,000
6.20%, 04/15/20[b]	200	207,000
JBS USA LLC
7.25%, 06/01/21 (Call 06/01/15)[b]	86	88,150
8.25%, 02/01/20 (Call 02/01/15)[b]	63	66,780
Marfrig Holding Europe BV
9.88%, 07/24/17 (Call 01/24/16)[b]	200	202,000
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (Call 06/30/20)[b]	94	94,822
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	200	177,500
OGX Austria GmbH
8.38%, 04/01/22 (Call 04/01/17)[b]	200	40,000
Telemar Norte Leste SA
5.50%, 10/23/20[b]	300	282,000
Vale Overseas Ltd.
4.38%, 01/11/22	200	189,455
4.63%, 09/15/20	175	174,276
5.63%, 09/15/19	75	81,372
6.25%, 01/23/17	75	83,355
6.88%, 11/21/36	169	166,855
6.88%, 11/10/39	100	98,318
8.25%, 01/17/34	50	57,247
Vale SA
5.63%, 09/11/42	135	115,980
Voto Votorantim Overseas Trading Co.
6.63%, 09/25/19[b]	200	214,500

		4,318,485
CHILE — 0.47%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	37	36,335

Security	Principal (000s)	Value

Cencosud SA
5.50%, 01/20/21[b]	$150	$152,163

		188,498
CHINA — 4.56%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 04/28/14)[b]	200	210,760
Baidu Inc.
2.25%, 11/28/17	200	195,626
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	200	207,703
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	193,380
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 01/10/18)[b]	200	185,500
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15[b]	100	106,000
Industrial & Commercial Bank of China (Asia) Ltd.
5.13%, 11/30/20[b]	100	103,690
Longfor Properties Co. Ltd.
9.50%, 04/07/16 (Call 04/07/14)[b]	200	215,500
Shimao Property Holdings Ltd.
9.65%, 08/03/17 (Call 08/03/14)[b]	200	216,905
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[b]	200	180,248

		1,815,312
COLOMBIA — 1.44%
Banco Davivienda SA
2.95%, 01/29/18[b]	200	189,000
Bancolombia SA
5.13%, 09/11/22	50	46,500
6.13%, 07/26/20	147	149,205
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	189,250

		573,955
HONG KONG — 4.13%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	200	213,102
Bank of East Asia Ltd.
6.13%, 07/16/20	100	107,954
CITIC Pacific Ltd.
6.63%, 04/15/21[b]	200	187,851
Hongkong Land Finance Co. Ltd.
4.50%, 10/07/25	100	96,631
Hutchison Whampoa Finance (CI) Ltd.
7.45%, 08/01/17[b]	100	119,179
Hutchison Whampoa International Ltd.
4.63%, 09/11/15[b]	100	106,738
5.75%, 09/11/19[b]	200	225,557
7.45%, 11/24/33[b]	100	127,336
7.63%, 04/09/19[b]	200	243,153
Li & Fung Ltd.
5.25%, 05/13/20[b]	100	104,003
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19[b]	100	111,018

		1,642,522

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

INDIA — 3.01%
Axis Bank Ltd.
4.75%, 05/02/16[b]	$100	$103,929
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	200	186,000
ICICI Bank Ltd.
5.00%, 01/15/16[b]	116	121,096
5.75%, 11/16/20[b]	100	102,417
6.38%, 04/30/22 (Call 04/30/17)[b,c]	100	97,750
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	259,623
State Bank of India
4.50%, 07/27/15[b]	100	104,124
Vedanta Resources PLC
9.50%, 07/18/18[b]	200	224,500

		1,199,439
ISRAEL — 0.35%
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	150	141,006

		141,006
JAMAICA — 0.77%
Digicel Group Ltd.
10.50%, 04/15/18 (Call 04/15/14)[b]	100	108,500
Digicel Ltd.
6.00%, 04/15/21[b]	200	196,000

		304,500
KAZAKHSTAN — 0.27%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	100	105,770

		105,770
KUWAIT — 0.30%
Kuwait Projects Co.
9.38%, 07/15/20	100	119,500

		119,500
MEXICO — 6.02%
America Movil SAB de CV
3.13%, 07/16/22	400	372,646
5.00%, 10/16/19	125	136,880
5.00%, 03/30/20	200	216,262
5.75%, 01/15/15	60	63,934
6.13%, 03/30/40	100	106,856
6.38%, 03/01/35	100	108,940
BBVA Bancomer SA Texas Agency
7.25%, 04/22/20[b]	300	328,500
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20 (Call 05/12/15)[b]	170	185,725
9.88%, 04/30/19 (Call 04/30/16)[b]	150	166,875
Cemex Finance LLC
9.50%, 12/14/16 (Call 12/14/13)[b]	100	106,500
Cemex SAB de CV
9.00%, 01/11/18 (Call 01/11/15)[b]	200	217,500
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	102,886

Security	Principal (000s)	Value

Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	$56	$60,806
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	100	80,250
8.88%, 12/15/19 (Call 12/15/14)	50	43,750
10.00%, 08/15/16 (Call 08/15/13)	100	100,250

		2,398,560
PERU — 1.07%
Banco de Credito del Peru
5.38%, 09/16/20[b]	100	103,000
6.13%, 04/24/27[b,c]	100	100,000
Southern Copper Corp.
5.25%, 11/08/42	90	71,568
6.75%, 04/16/40	48	45,913
7.50%, 07/27/35	100	104,340

		424,821
QATAR — 0.97%
CBQ Finance Ltd.
5.00%, 11/18/14[b]	100	104,250
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[b]	250	283,552

		387,802
RUSSIA — 6.27%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	300	329,475
ALROSA Finance SA
7.75%, 11/03/20[b]	200	218,500
Evraz Group SA
9.50%, 04/24/18[b]	200	214,760
LUKOIL International Finance BV
3.42%, 04/24/18[b]	200	197,040
6.66%, 06/07/22[b]	120	132,024
7.25%, 11/05/19[b]	100	114,400
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	200	187,000
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	200	211,000
TNK-BP Finance SA
6.63%, 03/20/17[b]	119	130,448
7.25%, 02/02/20[b]	100	114,250
7.88%, 03/13/18[b]	100	116,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.49%, 02/02/16[b]	200	209,500
9.13%, 04/30/18[b]	100	115,500
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	207,500

		2,497,397
SINGAPORE — 2.32%
DBS Bank Ltd.
2.35%, 02/28/17[b]	200	202,943
Flextronics International Ltd.
4.63%, 02/15/20[b]	100	99,500
Noble Group Ltd.
6.75%, 01/29/20[b]	100	102,625
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[b,c]	100	101,808

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

4.25%, 11/18/19 (Call 11/18/14)[c]	$100	$102,953
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	101,453
SingTel Group Treasury Pte Ltd.
4.50%, 09/08/21[b]	200	210,352

		921,634
SOUTH AFRICA — 0.48%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	50	39,828
5.38%, 04/15/20	50	42,382
Standard Bank PLC
8.13%, 12/02/19	100	109,000

		191,210
SOUTH KOREA — 3.56%
GS Caltex Corp.
5.50%, 04/24/17[b]	100	108,654
Hana Bank
4.00%, 11/03/16[b]	200	212,443
Hyundai Capital America
2.13%, 10/02/17[b]	50	48,796
Hyundai Capital Services Inc.
6.00%, 05/05/15[b]	200	215,017
Korea Electric Power Corp.
3.00%, 10/05/15[b]	100	102,927
POSCO
4.25%, 10/28/20[b]	200	201,311
Shinhan Bank
4.38%, 09/15/15[b]	200	211,520
Woori Bank Co. Ltd.
4.75%, 01/20/16[b]	200	213,432
6.21%, 05/02/37 (Call 05/02/17)[b,c]	100	105,000

		1,419,100
THAILAND — 0.81%
Bangkok Bank PCL
4.80%, 10/18/20[b]	100	105,001
PTTEP Canada International Finance Ltd.
5.69%, 04/05/21[b]	200	218,234

		323,235
TURKEY — 2.34%
Akbank TAS
5.00%, 10/24/22[b]	200	181,000
Turkiye Garanti Bankasi AS
5.25%, 09/13/22[b]	200	181,000
Turkiye Is Bankasi AS
3.88%, 11/07/17[b]	200	192,000
Turkiye Vakiflar Bankasi Tao
5.75%, 04/24/17[b]	200	203,340
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	175,500

		932,840
UKRAINE — 0.26%
Metinvest BV
10.25%, 05/20/15[b]	100	103,020

		103,020

Security	Principal (000s)	Value

UNITED ARAB EMIRATES — 0.53%
International Petroleum Investment Co.
3.75%, 03/01/17[b]	$200	$210,500

		210,500

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,181,380)		20,219,106

FOREIGN AGENCY OBLIGATIONS[a] — 47.35%

BRAZIL — 7.08%
Banco do Brasil SA
5.38%, 01/15/21[b]	200	195,000
5.88%, 01/19/23[b]	200	192,900
Banco Nacional de Desenvolvimento Economico e Social
6.37%, 06/16/18[b]	100	109,630
6.50%, 06/10/19[b]	100	110,000
Caixa Economica Federal
2.38%, 11/06/17[b]	150	140,250
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	200	213,000
Petrobras Global Finance BV
4.38%, 05/20/23	100	90,062
5.63%, 05/20/43	100	84,125
Petrobras International Finance Co.
2.88%, 02/06/15	100	101,574
3.50%, 02/06/17	75	75,613
3.88%, 01/27/16	200	206,344
5.38%, 01/27/21	375	373,438
5.75%, 01/20/20	250	258,239
5.88%, 03/01/18	100	106,936
6.75%, 01/27/41	125	120,546
6.88%, 01/20/40	125	122,171
7.88%, 03/15/19	200	228,959
8.38%, 12/10/18	75	88,703

		2,817,490
CHILE — 1.61%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	153,282
Corporacion Nacional del Cobre de Chile
3.75%, 11/04/20[b]	100	99,598
4.25%, 07/17/42[b]	200	166,133
7.50%, 01/15/19[b]	100	121,208
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	99,699

		639,920
CHINA — 2.70%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	200	183,174
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	192,182
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21[b]	200	206,001
Export-Import Bank of China (The)
4.88%, 07/21/15[b]	100	106,681
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	200	201,428

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[b]	$200	$187,370

		1,076,836
COLOMBIA — 0.26%
Ecopetrol SA
7.63%, 07/23/19	87	103,530

		103,530
INDIA — 1.48%
Export-Import Bank of India (The)
4.00%, 01/14/23[b]	200	178,140
Indian Oil Corp. Ltd.
4.75%, 01/22/15[b]	200	207,030
State Bank of India
4.50%, 10/23/14[b]	200	205,792

		590,962
INDONESIA — 2.01%
Majapahit Holding BV
7.75%, 01/20/20[b]	220	245,300
7.88%, 06/29/37[b]	100	111,500
PT Pertamina (Persero) Tbk
4.30%, 05/20/23[b]	300	269,250
6.00%, 05/03/42[b]	200	172,500

		798,550
ISRAEL — 1.06%
Israel Electric Corp. Ltd.
6.70%, 02/10/17[b]	200	213,500
6.88%, 06/21/23[b]	200	207,000

		420,500
KAZAKHSTAN — 2.15%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	200	204,000
KazMunaiGaz Finance Sub BV
7.00%, 05/05/20[b]	200	225,250
9.13%, 07/02/18[b]	200	243,500
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	200	185,250

		858,000
MALAYSIA — 1.16%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	100	110,281
Petroliam Nasional Bhd
7.63%, 10/15/26[b]	100	128,127
Petronas Capital Ltd.
5.25%, 08/12/19[b]	200	222,967

		461,375
MEXICO — 4.56%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	200	209,000
Pemex Project Funding Master Trust
5.75%, 03/01/18	200	222,000

Security	Principal (000s)	Value

6.63%, 06/15/35	$150	$160,500
Petroleos Mexicanos
3.50%, 01/30/23[b]	100	91,500
4.88%, 03/15/15	150	157,500
4.88%, 01/24/22	75	77,063
5.50%, 01/21/21	250	269,375
5.50%, 06/27/44	175	159,862
6.00%, 03/05/20	100	111,750
6.50%, 06/02/41	210	220,920
8.00%, 05/03/19	110	134,200

		1,813,670
PHILIPPINES — 0.60%
Power Sector Assets & Liabilities Management Corp.
6.88%, 11/02/16[b]	100	114,500
7.39%, 12/02/24[b]	100	124,000

		238,500
QATAR — 2.93%
Nakilat Inc.
6.07%, 12/31/33[b]	100	107,500
Qatari Diar Finance QSC
3.50%, 07/21/15[b]	100	103,758
5.00%, 07/21/20[b]	100	109,250
QNB Finance Ltd.
2.13%, 02/14/18[b]	200	194,000
Qtel International Finance Ltd.
5.00%, 10/19/25[b]	200	202,500
7.88%, 06/10/19[b]	200	246,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.30%, 09/30/20[b]	189	202,718

		1,165,726
RUSSIA — 5.35%
Gazprom OAO Via Gaz Capital SA
6.21%, 11/22/16[b]	100	108,930
6.51%, 03/07/22[b]	100	107,740
7.29%, 08/16/37[b]	100	108,250
8.63%, 04/28/34[b]	50	59,625
9.25%, 04/23/19[b]	100	122,500
Gazprom OAO Vis Gaz Capital SA
8.15%, 04/11/18[b]	100	116,500
Gazprombank OJSC
6.25%, 12/15/14[b]	100	105,160
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	100	106,375
Russian Railways
5.74%, 04/03/17[b]	100	107,125
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17[b]	200	212,640
6.13%, 02/07/22[b]	200	212,500
Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	121,000
Vnesheconombank Via VEB Finance PLC
5.45%, 11/22/17[b]	100	106,250
6.90%, 07/09/20[b]	100	112,020
VTB Bank OJSC
6.55%, 10/13/20[b]	100	104,000
6.88%, 05/29/18[b]	100	107,250

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35[b]	$200	$211,500

		2,129,365
SOUTH AFRICA — 1.01%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	200	195,000
Transnet SOC Ltd.
4.50%, 02/10/16[b]	200	206,500

		401,500
SOUTH KOREA — 4.32%
Export-Import Bank of Korea (The)
4.00%, 01/29/21	100	101,661
4.13%, 09/09/15	100	105,713
4.38%, 09/15/21	200	206,639
5.13%, 06/29/20	100	108,583
5.88%, 01/14/15	100	106,529
Korea Development Bank (The)
3.25%, 03/09/16	100	103,764
3.88%, 05/04/17	200	210,203
Korea Expressway Corp.
5.13%, 05/20/15[b]	50	53,174
Korea Finance Corp.
3.25%, 09/20/16	200	208,035
Korea Gas Corp.
4.25%, 11/02/20[b]	200	206,111
Korea National Oil Corp.
2.88%, 11/09/15[b]	200	205,868
National Agricultural Cooperative Federation
4.25%, 01/28/16[b]	100	105,745

		1,722,025
THAILAND — 0.47%
PTT PCL
3.38%, 10/25/22[b]	200	187,143

		187,143
TRINIDAD AND TOBAGO — 0.31%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	125,000

		125,000
UNITED ARAB EMIRATES — 4.86%
Abu Dhabi National Energy Co.
5.88%, 10/27/16[b]	100	110,776
6.25%, 09/16/19[b]	100	113,750
6.50%, 10/27/36[b]	100	115,250
7.25%, 08/01/18[b]	100	118,500
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	155	172,120
DP World Ltd.
6.85%, 07/02/37[b]	200	202,000
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	200	231,500
8.50%, 04/22/15[b]	100	110,500
IPIC GMTN Ltd.
5.00%, 11/15/20[b]	250	267,813

Security	Principal or Shares (000s)	Value

MDC-GMTN BV
3.75%, 04/20/16[b]	$200	$211,500
National Bank of Abu Dhabi PJSC
4.25%, 03/25/15[b]	200	209,246
Waha Aerospace BV
3.93%, 07/28/20[b]	70	72,800

		1,935,755
VENEZUELA — 3.43%
Petroleos de Venezuela SA
4.90%, 10/28/14	165	155,265
5.00%, 10/28/15	150	132,375
5.25%, 04/12/17[b]	150	123,000
5.38%, 04/12/27[b]	225	131,062
5.50%, 04/12/37[b]	50	28,500
8.50%, 11/02/17[b]	460	423,200
9.00%, 11/17/21[b]	210	174,300
12.75%, 02/17/22[b]	200	199,000

		1,366,702

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $19,871,092)		18,852,549

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	134	134,349

		134,349

TOTAL SHORT-TERM INVESTMENTS
(Cost: $134,349)		134,349

TOTAL INVESTMENTS IN SECURITIES — 98.47%
(Cost: $41,186,821)		39,206,004
Other Assets, Less Liabilities — 1.53%		608,464

NET ASSETS — 100.00%		$39,814,468

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

5

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 24.93%

BRAZIL — 2.35%
Banco BTG Pactual SA
5.75%, 09/28/22[b]	$700	$615,580
Fibria Overseas Finance Ltd.
6.75%, 03/03/21 (Call 03/03/16)[b]	1,000	1,090,000
7.50%, 05/04/20 (Call 05/04/15)[b]	491	537,645
JBS USA LLC
7.25%, 06/01/21 (Call 06/01/15)[b]	150	153,750
8.25%, 02/01/20 (Call 02/01/15)[b]	800	848,000
Marfrig Holding Europe BV
8.38%, 05/09/18[b]	600	573,000
9.88%, 07/24/17 (Call 01/24/16)[b]	500	505,000
Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	600	582,000
OGX Austria GmbH
8.38%, 04/01/22 (Call 04/01/17)[b]	1,000	200,000
8.50%, 06/01/18 (Call 06/01/15)[b]	1,700	357,000

		5,461,975
CHINA — 3.77%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 04/28/14)[b]	800	843,040
9.88%, 03/20/17[b]	200	215,500
CITIC Pacific Ltd.
6.63%, 04/15/21[b]	1,500	1,408,884
6.88%, 01/21/18[b]	1,000	1,014,174
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 01/10/18)[b]	500	463,750
11.13%, 02/23/18 (Call 02/23/15)[b]	600	669,000
11.25%, 04/22/17 (Call 04/22/14)[b]	700	765,660
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15[b]	650	689,000
Kaisa Group Holdings Ltd.
10.25%, 01/08/20[b]	600	572,036
Longfor Properties Co. Ltd.
6.75%, 01/29/23 (Call 01/29/18)[b]	400	375,561
9.50%, 04/07/16 (Call 04/07/14)[b]	700	754,250
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	600	561,048
9.65%, 08/03/17 (Call 08/03/14)[b]	200	216,906
SOHO China Ltd.
5.75%, 11/07/17 (Call 11/07/15)[b]	200	197,449

		8,746,258
COLOMBIA — 1.28%
Banco Davivienda SA
5.88%, 07/09/22[b]	600	591,000
Bancolombia SA
5.13%, 09/11/22	1,000	930,000
6.13%, 07/26/20	500	507,500
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	200	188,600

Security	Principal (000s)	Value

7.25%, 12/12/21 (Call 12/12/16)[b]	$700	$752,500

		2,969,600
INDIA — 1.96%
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	1,300	1,209,000
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b], [c]	654	639,285
Vedanta Resources PLC
6.00%, 01/31/19[b]	800	780,000
6.75%, 06/07/16[b]	800	832,960
8.25%, 06/07/21[b]	600	627,000
9.50%, 07/18/18[b]	400	449,000

		4,537,245
JAMAICA — 1.22%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[b]	1,300	1,397,500
10.50%, 04/15/18 (Call 04/15/14)[b]	300	325,500
Digicel Ltd.
6.00%, 04/15/21[b]	1,000	980,000
8.25%, 09/01/17 (Call 09/01/13)[b]	130	135,525

		2,838,525
KAZAKHSTAN — 0.45%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	400	423,080
7.25%, 01/28/21[b]	600	630,000

		1,053,080
MACAU — 0.33%
Melco Crown Entertainment Ltd.
5.00%, 02/15/21 (Call 02/15/16)[b]	800	764,000

		764,000
MEXICO — 3.68%
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20 (Call 05/12/15)[b]	1,200	1,311,000
9.88%, 04/30/19 (Call 04/30/16)[b]	1,150	1,279,375
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[b]	1,100	1,232,000
9.50%, 12/14/16 (Call 12/14/13)[b]	1,200	1,278,000
Cemex SAB de CV
9.00%, 01/11/18 (Call 01/11/15)[b]	1,397	1,519,237
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	950	762,375
8.88%, 12/15/19 (Call 12/15/14)	600	525,000
10.00%, 08/15/16 (Call 08/15/13)	620	621,550

		8,528,537
RUSSIA — 7.50%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.75%, 04/28/21[b]	1,250	1,342,187
7.88%, 09/25/17[b]	800	878,600
ALROSA Finance SA
7.75%, 11/03/20[b]	1,000	1,092,500

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Credit Bank of Moscow
7.70%, 02/01/18[b]	$500	$517,600
Evraz Group SA
6.50%, 04/22/20[b]	800	724,000
8.25%, 11/10/15[b]	400	426,476
9.50%, 04/24/18[b]	1,700	1,825,460
Home Credit & Finance Bank LLC
9.38%, 04/24/20 (Call 04/24/18)[b],c	500	522,500
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	600	561,000
6.50%, 07/21/16[b]	800	838,000
MTS International Funding Ltd.
8.63%, 06/22/20[b]	200	236,000
Promsvyazbank OJSC
10.20%, 11/06/19[b]	600	639,870
Russian Standard Bank
9.25%, 07/11/17[b]	100	106,500
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	1,500	1,582,500
Sibur Securities Ltd.
3.91%, 01/31/18[b]	700	666,750
TMK OAO
7.75%, 01/27/18[b]	500	518,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	600	640,500
9.13%, 04/30/18[b]	1,300	1,501,500
VimpelCom Holdings BV
5.95%, 02/13/23[b]	900	837,000
6.25%, 03/01/17[b]	600	628,500
7.50%, 03/01/22[b]	1,250	1,296,875

		17,383,068
SINGAPORE — 0.28%
Flextronics International Ltd.
5.00%, 02/15/23[b]	650	640,250

		640,250
SOUTH AFRICA — 0.53%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	500	398,278
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	1,000	824,344

		1,222,622
SOUTH KOREA — 0.41%
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b],c	900	945,000

		945,000
TURKEY — 0.74%
Turkiye Is Bankasi AS
6.00%, 10/24/22[b]	500	470,000
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[b]	600	549,750
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	800	700,000

		1,719,750

Security	Principal (000s)	Value

UKRAINE — 0.43%
Metinvest BV
8.75%, 02/14/18[b]	$500	$481,350
10.25%, 05/20/15[b]	500	515,100

		996,450

TOTAL CORPORATE BONDS & NOTES
(Cost: $60,820,967)		57,806,360

FOREIGN AGENCY OBLIGATIONS[a] — 12.90%

BRAZIL — 0.79%
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	1,000	972,500
6.88%, 07/30/19[b]	800	852,000

		1,824,500
INDONESIA — 3.33%
Majapahit Holding BV
7.75%, 10/17/16[b]	1,000	1,108,750
7.75%, 01/20/20[b]	1,300	1,456,000
PT Pertamina (Persero) Tbk
4.30%, 05/20/23[b]	2,500	2,243,750
5.63%, 05/20/43[b]	2,300	1,886,000
PT Perusahaan Gas Negara (Persero) Tbk
5.25%, 10/24/42[b]	1,300	1,033,500

		7,728,000
ISRAEL — 0.98%
Israel Electric Corp. Ltd.
5.63%, 06/21/18[b]	1,300	1,332,500
6.88%, 06/21/23[b]	900	931,500

		2,264,000
PHILIPPINES — 1.14%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	860	1,034,150
7.39%, 12/02/24[b]	1,300	1,612,000

		2,646,150
SRI LANKA — 0.17%
Bank of Ceylon
5.33%, 04/16/18[b]	200	194,808
6.88%, 05/03/17[b]	200	206,000

		400,808
TURKEY — 0.53%
Export Credit Bank of Turkey
5.38%, 11/04/16[b]	1,000	1,030,000
5.88%, 04/24/19[b]	200	204,000

		1,234,000

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2013

Security	Principal (000s)	Value

UKRAINE — 0.16%
Oschadbank
8.25%, 03/10/16[b]	$400	$375,000

		375,000
VENEZUELA — 5.80%
Petroleos de Venezuela SA
4.90%, 10/28/14	1,500	1,411,500
5.00%, 10/28/15	1,200	1,059,000
5.25%, 04/12/17[b]	2,400	1,968,000
5.38%, 04/12/27[b]	1,970	1,147,525
5.50%, 04/12/37[b]	1,320	752,400
8.50%, 11/02/17[b]	4,700	4,324,000
9.00%, 11/17/21[b]	1,850	1,535,500
12.75%, 02/17/22[b]	1,250	1,243,750

		13,441,675

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $31,150,940)		29,914,133

FOREIGN GOVERNMENT OBLIGATIONS[a] — 59.59%

ARGENTINA — 1.43%
Argentina (Republic of)
2.50%, 12/31/38[d]	3,590	1,184,700
8.28%, 12/31/33	2,700	1,622,891
8.75%, 06/02/17	640	502,400

		3,309,991
BELARUS — 0.69%
Belarus (Republic of)
8.75%, 08/03/15[b]	800	800,000
8.95%, 01/26/18[b]	800	796,000

		1,596,000
COSTA RICA — 0.65%
Costa Rica (Republic of)
4.25%, 01/26/23[b]	1,200	1,134,000
4.38%, 04/30/25[b]	200	185,500
5.63%, 04/30/43[b]	200	180,500

		1,500,000
CROATIA — 2.16%
Croatia (Republic of)
5.50%, 04/04/23[b]	1,000	990,000
6.25%, 04/27/17[b]	500	533,225
6.38%, 03/24/21[b]	1,300	1,375,010
6.63%, 07/14/20[b]	200	215,000
6.75%, 11/05/19[b]	1,750	1,907,850

		5,021,085
DOMINICAN REPUBLIC — 1.18%
Dominican Republic
5.88%, 04/18/24[b]	600	579,000
7.50%, 05/06/21[b]	1,400	1,512,000

Security	Principal (000s)	Value

9.04%, 01/23/18[b]	$590	$646,277

		2,737,277
ECUADOR — 0.27%
Ecuador (Republic of)
9.38%, 12/15/15[b]	600	624,000

		624,000
EGYPT — 0.35%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	700	588,000
6.88%, 04/30/40[b]	300	222,000

		810,000
EL SALVADOR — 1.25%
El Salvador (Republic of)
5.88%, 01/30/25[b]	600	594,000
7.63%, 02/01/41[b]	100	99,500
7.65%, 06/15/35[b]	985	980,075
7.75%, 01/24/23[b]	720	802,800
8.25%, 04/10/32[b]	400	419,000

		2,895,375
GUATEMALA — 0.47%
Guatemala (Republic of)
4.88%, 02/13/28[b]	500	466,250
5.75%, 06/06/22[b]	600	624,000

		1,090,250
HUNGARY — 3.26%
Hungary (Republic of)
4.13%, 02/19/18	500	488,750
4.75%, 02/03/15	995	1,017,388
5.38%, 02/21/23	1,300	1,239,875
6.25%, 01/29/20	1,700	1,793,500
6.38%, 03/29/21	1,900	1,983,600
7.63%, 03/29/41	982	1,031,100

		7,554,213
INDONESIA — 7.47%
Indonesia (Republic of)
3.38%, 04/15/23[b]	1,300	1,140,750
4.63%, 04/15/43[b]	1,300	1,069,250
4.88%, 05/05/21[b]	2,200	2,233,000
6.88%, 01/17/18[b]	2,500	2,831,250
7.50%, 01/15/16[b]	2,000	2,232,500
7.75%, 01/17/38[b]	2,000	2,410,000
8.50%, 10/12/35[b]	2,500	3,212,500
11.63%, 03/04/19[b]	1,600	2,192,000

		17,321,250
JAMAICA — 0.45%
Jamaica (Government of)
8.00%, 06/24/19	800	788,000

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2013

Security	Principal (000s)	Value

8.00%, 03/15/39	$300	$255,000

		1,043,000
LEBANON — 3.24%
Lebanon (Republic of)
4.75%, 11/02/16[b]	500	497,500
5.15%, 11/12/18[b]	1,250	1,225,000
6.00%, 05/20/19[b]	200	198,500
6.38%, 03/09/20	1,000	1,000,000
8.25%, 04/12/21[b]	1,600	1,776,000
8.50%, 08/06/15	250	267,813
8.50%, 01/19/16[b]	930	1,004,400
9.00%, 03/20/17	1,380	1,545,600

		7,514,813
MOROCCO — 0.53%
Morocco (Republic of)
4.25%, 12/11/22[b]	800	727,000
5.50%, 12/11/42[b]	600	510,000

		1,237,000
PAKISTAN — 0.46%
Pakistan (Islamic Republic of)
6.88%, 06/01/17[b]	800	772,000
7.13%, 03/31/16[b]	300	293,250

		1,065,250
PHILIPPINES — 7.01%
Philippines (Republic of the)
4.00%, 01/15/21	1,420	1,478,575
5.00%, 01/13/37	800	854,000
5.50%, 03/30/26	1,000	1,132,500
6.38%, 01/15/32	850	995,563
6.38%, 10/23/34	1,100	1,317,250
6.50%, 01/20/20	700	833,000
7.75%, 01/14/31	1,900	2,489,000
8.38%, 06/17/19	1,200	1,537,500
9.38%, 01/18/17	650	809,250
9.50%, 02/02/30	1,573	2,359,500
9.88%, 01/15/19	300	404,250
10.63%, 03/16/25	1,300	2,041,000

		16,251,388
ROMANIA — 1.14%
Romania (Republic of)
4.38%, 08/22/23[b]	1,100	1,056,275
6.75%, 02/07/22[b]	1,400	1,578,780

		2,635,055
SERBIA — 1.18%
Serbia (Republic of)
4.88%, 02/25/20[b]	1,000	920,200
5.25%, 11/21/17[b]	400	393,080
7.25%, 09/28/21[b]	1,400	1,431,780

		2,745,060

Security	Principal (000s)	Value

SLOVENIA — 1.55%
Slovenia (Republic of)
4.75%, 05/10/18[b]	$600	$581,262
5.50%, 10/26/22[b]	1,800	1,696,860
5.85%, 05/10/23[b]	1,400	1,327,088

		3,605,210
SRI LANKA — 1.10%
Sri Lanka (Democratic Socialist Republic of)
6.25%, 10/04/20[b]	1,250	1,253,125
6.25%, 07/27/21[b]	1,301	1,301,000

		2,554,125
TURKEY — 12.13%
Turkey (Republic of)
3.25%, 03/23/23	1,000	865,000
4.88%, 04/16/43	700	582,750
5.13%, 03/25/22	642	650,025
5.63%, 03/30/21	1,650	1,740,750
6.00%, 01/14/41	2,400	2,316,000
6.25%, 09/26/22	1,800	1,962,000
6.75%, 04/03/18	1,850	2,076,625
6.75%, 05/30/40	900	958,500
6.88%, 03/17/36	2,020	2,176,550
7.00%, 09/26/16	1,600	1,784,000
7.00%, 03/11/19	1,000	1,140,000
7.00%, 06/05/20	1,750	2,003,750
7.25%, 03/15/15	1,000	1,075,000
7.25%, 03/05/38	810	915,300
7.38%, 02/05/25	2,520	2,898,000
7.50%, 07/14/17	1,520	1,744,200
7.50%, 11/07/19	750	877,500
8.00%, 02/14/34	663	803,887
11.88%, 01/15/30	960	1,560,000

		28,129,837
UKRAINE — 2.51%
Ukraine (Government of)
6.25%, 06/17/16[b]	800	750,000
6.58%, 11/21/16[b]	600	562,500
7.50%, 04/17/23[b]	700	611,625
7.75%, 09/23/20[b]	1,477	1,351,455
7.80%, 11/28/22[b]	1,400	1,256,500
7.95%, 02/23/21[b]	1,400	1,289,680

		5,821,760
VENEZUELA — 8.59%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	1,485	1,343,925
6.00%, 12/09/20[b]	780	575,250
7.00%, 12/01/18[b]	550	463,375
7.00%, 03/31/38[b]	850	567,375
7.65%, 04/21/25	1,350	1,005,750
7.75%, 10/13/19[b]	1,850	1,554,000
8.25%, 10/13/24[b]	2,150	1,655,500
8.50%, 10/08/14	990	994,950
9.00%, 05/07/23[b]	1,480	1,224,700

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2013

Security	Principal or Shares (000s)	Value

9.25%, 09/15/27	$2,720	$2,257,600
9.25%, 05/07/28[b]	1,600	1,296,000
9.38%, 01/13/34	1,010	820,625
11.75%, 10/21/26[b]	2,500	2,362,500
11.95%, 08/05/31[b]	2,570	2,428,650
12.75%, 08/23/22[b]	700	714,000
13.63%, 08/15/18	600	643,500

		19,907,700
VIETNAM — 0.52%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	800	876,000
6.88%, 01/15/16[b]	300	322,500

		1,198,500
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $148,810,519)		138,168,139

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e],[f]	811	811,312

		811,312

TOTAL SHORT-TERM INVESTMENTS
(Cost: $811,312)		811,312

TOTAL INVESTMENTS IN SECURITIES — 97.77%
(Cost: $241,593,738)		226,699,944
Other Assets, Less Liabilities — 2.23%		5,161,645

NET ASSETS — 100.00%		$231,861,589

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2013

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.50%

BRAZIL — 11.95%
Brazil (Federative Republic of)
0.00%,01/01/14	BRL	51,144	$21,599,408
0.00%,04/01/14	BRL	20,543	8,487,988
0.00%,01/01/15	BRL	54,944	21,076,882
0.00%,01/01/17	BRL	10,665	3,283,095
8.50%,01/05/24	BRL	500	202,558
10.00%,01/01/18	BRL	9,339	3,980,918
10.00%,01/01/21	BRL	39,842	16,726,208
10.00%,01/01/23	BRL	1,352	561,206
12.50%,01/05/16	BRL	1,400	657,601

			76,575,864

CHILE — 0.07%
Chile (Republic of)
5.50%,08/05/20	CLP	237,000	466,870

			466,870

COLOMBIA — 4.29%
Colombia (Republic of)
7.50%,08/26/26	COP	13,009,800	6,791,274
7.75%,04/14/21	COP	496,000	305,247
9.25%,05/14/14	COP	30,920,000	16,953,194
9.85%,06/28/27	COP	4,874,000	3,409,016

			27,458,731

CZECH REPUBLIC — 4.28%
Czech (Republic of)
2.75%,03/31/14	CZK	41,920	2,182,557
2.80%,09/16/13	CZK	143,910	7,394,962
4.20%,12/04/36	CZK	48,730	2,864,650
4.60%,08/18/18	CZK	155,220	9,146,655
5.70%,05/25/24	CZK	87,180	5,840,777

			27,429,601

EGYPT — 1.51%
Egypt (Arab Republic of)
11.60%,10/05/13	EGP	2,000	284,424
14.25%,10/25/16	EGP	1,000	140,021
16.15%,01/17/15	EGP	11,200	1,627,735
16.15%,07/03/15	EGP	27,742	4,058,237
16.55%,04/10/17	EGP	10,000	1,478,864
16.58%,08/14/17	EGP	14,000	2,070,970

			9,660,251

HUNGARY — 3.38%
Hungary (Republic of)
5.50%,02/12/14	HUF	393,000	1,752,039
5.50%,02/12/16	HUF	2,037,100	9,190,110
6.00%,11/24/23	HUF	306,200	1,316,411
6.50%,06/24/19	HUF	865,250	4,009,449

Security	Principal (000s)		Value

7.00%, 06/24/22	HUF	230,000	$1,060,880
7.50%,11/12/20	HUF	186,500	898,363
7.75%,08/24/15	HUF	727,290	3,424,831

			21,652,083

INDONESIA — 4.55%
Indonesia (Republic of)
6.63%,05/15/33	IDR	6,000,000	491,565
8.25%,06/15/32	IDR	36,000,000	3,503,463
9.50%,06/15/15	IDR	3,096,000	314,167
9.50%,07/15/31	IDR	138,987,000	15,134,065
10.00%,07/15/17	IDR	70,358,000	7,498,852
10.00%,09/15/24	IDR	5,968,000	665,843
11.00%,09/15/25	IDR	13,220,000	1,571,813

			29,179,768

ISRAEL — 4.43%
Israel (State of)
3.50%,09/30/13	ILS	22,951	6,464,498
4.25%,03/31/23	ILS	11,513	3,359,517
4.50%,01/30/15	ILS	5,375	1,581,233
5.50%,01/31/42	ILS	3,582	1,062,522
6.00%,02/28/19	ILS	48,308	15,914,954

			28,382,724

MALAYSIA — 4.39%
Malaysia (Federation of)
3.49%,03/31/20	MYR	6,155	1,838,455
3.84%,08/12/15	MYR	16,605	5,165,670
4.13%,04/15/32	MYR	7,400	2,256,065
5.09%,04/30/14	MYR	14,750	4,619,455
5.73%,07/30/19	MYR	42,280	14,264,678

			28,144,323

MEXICO — 7.74%
United Mexican States
6.25%,06/16/16	MXN	54,731	4,473,910
6.50%,06/10/21	MXN	35,907	2,911,064
6.50%,06/09/22	MXN	130,539	10,559,118
7.00%,06/19/14	MXN	63,228	5,051,861
7.25%,12/15/16	MXN	192,790	16,216,146
7.50%,06/03/27	MXN	29,837	2,554,981
7.75%,11/13/42	MXN	62,314	5,191,753
8.50%,11/18/38	MXN	29,330	2,640,753

			49,599,586

NIGERIA — 0.73%
Nigeria (Federal Republic of)
4.00%,04/23/15	NGN	466,000	2,468,493
15.10%,04/27/17	NGN	273,000	1,764,890
16.39%,01/27/22	NGN	62,000	436,511

			4,669,894

PERU — 0.81%
Peru (Republic of)
6.85%,02/12/42	PEN	1,300	483,456

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2013

Security	Principal (000s)		Value

8.20%, 08/12/26	PEN	10,415	$4,677,705

			5,161,161

PHILIPPINES — 3.13%
Philippines (Republic of the)
4.95%,01/15/21	PHP	24,000	595,441
5.00%,08/18/18	PHP	77,300	1,972,013
6.25%,01/14/36	PHP	37,000	958,439
7.00%,01/27/16	PHP	283,802	7,298,149
8.13%,12/16/35	PHP	266,936	9,240,722

			20,064,764

POLAND — 6.44%
Poland (Republic of)
0.00%,01/25/14	PLN	10,432	3,217,387
0.00%,07/25/15	PLN	34,428	10,173,143
3.75%,04/25/18	PLN	15,000	4,748,919
4.00%,10/25/23	PLN	9,500	2,945,070
5.25%,10/25/20	PLN	4,000	1,358,413
5.75%,04/25/14	PLN	25,781	8,226,916
5.75%,09/23/22	PLN	30,166	10,588,683

			41,258,531

ROMANIA — 1.08%
Romania (Republic of)
5.75%,01/27/16	RON	14,900	4,588,639
5.85%,07/28/14	RON	6,120	1,864,350
5.90%,07/26/17	RON	1,500	469,131

			6,922,120

RUSSIA — 4.35%
Russian Federation (The)
6.88%,07/15/15	RUB	162,093	4,976,018
6.90%, 02/06/36[a]	RUB	4,500	119,864
7.10%,03/13/14	RUB	125,000	3,808,941
7.40%,04/19/17	RUB	124,000	3,869,675
7.60%,04/14/21	RUB	145,856	4,573,811
7.85%, 03/10/18[b]	RUB	155,000	4,934,446
8.15%,02/03/27	RUB	176,840	5,566,776

			27,849,531

SOUTH AFRICA — 4.28%
South Africa (Republic of)
6.25%,03/31/36	ZAR	36,112	2,699,604
6.50%,02/28/41	ZAR	88,983	6,617,866
6.75%,03/31/21	ZAR	27,900	2,685,078
8.25%,09/15/17	ZAR	139,451	14,755,437
13.50%,09/15/15	ZAR	5,900	680,403

			27,438,388

SOUTH KOREA — 21.29%
Korea (Republic of)
2.75%,09/10/17	KRW	9,271,640	8,121,954
3.00%,12/10/13	KRW	24,957,400	22,242,804
3.59%,04/02/14	KRW	13,000,000	11,642,297
4.00%,03/10/16	KRW	20,220,820	18,474,982
4.00%,12/10/31	KRW	8,473,490	7,870,275

Security	Principal or Shares (000s)		Value

4.75%, 12/10/30	KRW	15,018,220	$15,217,206
5.00%, 06/10/20	KRW	8,100,000	7,919,423
5.25%, 09/10/15	KRW	11,702,460	10,913,338
5.50%, 09/10/17	KRW	1,081,600	1,048,091
5.50%, 12/10/29	KRW	5,259,930	5,735,790
5.75%, 09/10/13	KRW	600,300	535,959
5.75%, 09/10/18	KRW	6,400,000	6,358,954
Korea Monetary Stabilization Bond
2.82%, 08/02/14	KRW	22,801,190	20,323,742

			136,404,815

THAILAND — 4.45%
Thailand (Kingdom of)
3.13%, 12/11/15	THB	374,756	12,014,821
3.58%, 12/17/27	THB	85,283	2,539,090
3.63%, 05/22/15	THB	88,313	2,860,156
3.78%, 06/25/32	THB	21,000	615,300
5.67%, 03/13/28	THB	238,354	8,761,680
6.15%, 07/07/26	THB	45,029	1,721,691

			28,512,738

TURKEY — 4.35%
Turkey (Republic of)
6.30%, 02/14/18	TRY	7,260	3,391,825
7.50%, 09/24/14	TRY	5,355	2,707,425
8.50%, 09/14/22	TRY	3,294	1,627,965
9.00%, 03/05/14	TRY	3,548	1,830,212
9.00%, 01/27/16	TRY	35,419	18,343,645

			27,901,072
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $660,609,480)			624,732,815

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		815	815,192

			815,192

TOTAL SHORT-TERM INVESTMENTS
(Cost: $815,192)			815,192

TOTAL INVESTMENTS IN SECURITIES — 97.63%
(Cost: $661,424,672)			625,548,007
Other Assets, Less Liabilities — 2.37%			15,202,547

NET ASSETS — 100.00%			$640,750,554

BRL — Brazilian Real

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2013

CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
EGP — Egyptian Pound
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peru Nuevo
PHP — Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RUB — New Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

13

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 96.06%

AUSTRIA — 0.31%
Telekom Austria AG
5.63%, 12/31/49 (Call 02/01/18)[a,b]	EUR	100	$135,886

			135,886

BELGIUM — 0.34%
Barry Callebaut AG Registered
5.63%, 06/15/21[b]	EUR	100	145,961

			145,961

CANADA — 4.71%
Air Canada
10.13%, 08/01/15 (Call 03/04/13)[c]	CAD	150	152,473
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 09/22/13)	CAD	13	10,507
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[b]	CAD	100	93,138
7.50%, 11/19/17 (Call 11/19/14)[c]	CAD	150	139,706
Bombardier Inc.
6.13%, 05/15/21[b]	EUR	200	283,607
Cara Operations Ltd.
9.13%, 12/01/15 (Call 07/29/13)	CAD	35	35,066
Cascades Inc.
7.75%, 12/15/16 (Call 12/15/13)[b]	CAD	50	50,581
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	30	27,139
Connacher Oil and Gas Ltd.
8.75%, 08/01/18 (Call 08/01/15)[c]	CAD	100	64,199
Corus Entertainment Inc.
4.25%, 02/11/20[b]	CAD	100	92,651
Gateway Casinos & Entertainment Ltd.
8.88%, 11/15/17 (Call 11/15/13)[c]	CAD	100	104,081
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[c]	CAD	25	24,926
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[c]	CAD	50	48,514
Paramount Resources Ltd.
8.25%, 12/13/17 (Call 12/13/13)	CAD	150	149,583
Perpetual Energy Inc.
8.75%, 03/15/18 (Call 03/15/15)[b]	CAD	50	46,447
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[c]	CAD	48	47,439
Quebecor Media Inc.
6.63%, 01/15/23[c]	CAD	100	98,001
7.38%, 01/15/21 (Call 01/15/16)	CAD	150	156,850
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[c]	CAD	50	48,879
Tervita Corp.
9.00%, 11/15/18 (Call 11/15/15)[c]	CAD	25	25,077
Trident Exploration Corp.
8.25%, 04/13/18 (Call 04/13/15)	CAD	50	45,110
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 02/10/14)	CAD	100	101,162

Security	Principal (000s)		Value

Videotron Ltee
5.63%, 06/15/25 (Call 03/15/25)	CAD	75	$69,721
YPG Financing Inc.
9.25%, 11/30/18[c]	CAD	131	131,166

			2,046,023

FINLAND — 0.96%
Nokia OYJ
6.75%, 02/04/19	EUR	100	139,113
Stora Enso OYJ
5.00%, 03/19/18[b]	EUR	100	138,650
5.50%, 03/07/19[b]	EUR	100	139,800

			417,563

FRANCE — 14.49%
Alcatel-Lucent
8.50%, 01/15/16[b]	EUR	100	143,082
Banque PSA Finance SA
4.88%, 09/25/15[b]	EUR	100	137,667
Cegedim SA
6.75%, 04/01/20 (Call 04/01/16)[b]	EUR	100	129,999
Cerba European Lab
7.00%, 02/01/20 (Call 02/01/16)[b]	EUR	100	133,449
Ciments Francais SA
4.75%, 04/04/17[b]	EUR	100	137,629
CMA CGM SA
8.88%, 04/15/19 (Call 04/15/15)[b]	EUR	100	122,605
Crown European Holdings SA
7.13%, 08/15/18 (Call 08/15/14)[b]	EUR	100	142,472
Europcar Groupe SA
9.38%, 04/15/18[b]	EUR	100	129,023
Faurecia SA
9.38%, 12/15/16[b]	EUR	100	155,939
Financiere Atalian SA
7.25%, 01/15/20 (Call 01/15/17)[b]	EUR	100	131,955
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[a]	EUR	150	190,364
Labco SAS
8.50%, 01/15/18 (Call 01/15/14)[b]	EUR	125	175,940
Lafarge SA
5.38%, 06/26/17[b]	EUR	550	780,734
6.75%, 12/16/19	EUR	100	148,637
8.88%, 11/24/16	EUR	200	315,453
Medi-Partenaires SAS
7.00%, 05/15/20[b]	EUR	100	127,921
Nexans SA
5.75%, 05/02/17	EUR	100	141,250
Novalis SAS
6.00%, 06/15/18 (Call 06/15/15)[b]	EUR	100	136,768
PagesJaunes Finance & Co.
8.88%, 06/01/18 (Call 06/01/14)[b]	EUR	100	118,847
Peugeot SA
5.63%, 06/29/15	EUR	50	69,358
5.63%, 07/11/17	EUR	300	412,417
7.38%, 03/06/18[b]	EUR	200	281,442
8.38%, 07/15/14[b]	EUR	150	209,037
Renault SA
4.63%, 09/18/17[b]	EUR	150	210,161
5.63%, 06/30/15	EUR	500	705,875
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[b]	EUR	100	135,556

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

Tereos Finance Group I
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	$130,876
Wendel SA
4.38%, 08/09/17	EUR	150	208,227
4.88%, 09/21/15	EUR	100	140,055
4.88%, 05/26/16	EUR	100	141,091
6.75%, 04/20/18	EUR	100	150,153

			6,293,982

GERMANY — 11.88%
Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17 (Call 03/01/13)[b]	EUR	150	203,500
Brenntag Finance BV
5.50%, 07/19/18[b]	EUR	100	149,369
Commerzbank AG
7.75%, 03/16/21	EUR	300	414,688
Continental AG
3.00%, 07/16/18[b]	EUR	100	136,201
Franz Haniel & Cie GmbH
6.25%, 02/08/18	EUR	100	148,925
7.13%, 02/01/17	EUR	150	223,935
Hapag-Lloyd AG
9.00%, 10/15/15 (Call 10/15/13)[b]	EUR	100	138,503
Heckler & Koch GmbH
9.50%, 05/15/18 (Call 05/15/14)[b]	EUR	100	121,631
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 04/15/14)[b]	EUR	50	67,056
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 (Call 06/30/14)[b]	EUR	200	283,579
Kinove German Bondco GmbH
10.00%, 06/15/18 (Call 06/15/14)[b]	EUR	90	132,586
KM Holdings
8.75%, 12/15/20[b]	EUR	100	139,839
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	100	144,762
Styrolution Group GmbH
7.63%, 05/15/16 (Call 05/15/13)[b]	EUR	125	172,769
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 10/01/16)[b]	EUR	100	144,643
ThyssenKrupp AG
4.00%, 08/27/18	EUR	200	271,187
4.38%, 03/18/15	EUR	100	137,897
4.38%, 02/28/17	EUR	250	346,154
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	200	301,747
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[b]	EUR	100	136,105
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.13%, 01/21/23 (Call 01/21/18)[b]	EUR	100	127,971
5.50%, 09/15/22 (Call 09/15/17)[b]	EUR	150	197,196
5.75%, 01/15/23 (Call 01/15/18)[b]	EUR	100	132,347
7.50%, 03/15/19 (Call 03/15/15)[b]	EUR	100	143,414
8.13%, 12/01/17 (Call 03/01/13)[b]	EUR	116	162,582
Unitymedia KabelBW GmbH
9.50%, 03/15/21 (Call 03/15/16)[b]	EUR	100	150,437
9.63%, 12/01/19 (Call 12/01/14)[b]	EUR	100	148,055
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[b]	EUR	150	210,755
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[b]	EUR	50	71,815

			5,159,648

Security	Principal (000s)		Value

GREECE — 0.79%
OTE PLC
7.25%, 02/12/15[b,d]	EUR	250	$341,008

			341,008

IRELAND — 3.49%
AG Spring Finance Ltd.
7.50%, 06/01/18[b]	EUR	100	130,727
Allied Irish Banks PLC
5.63%, 11/12/14[b]	EUR	100	135,994
Ardagh Glass Finance PLC
7.13%, 06/15/17 (Call 06/15/13)[b]	EUR	150	200,346
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[b]	EUR	150	210,962
9.25%, 10/15/20 (Call 10/15/15)[b]	EUR	100	141,688
Eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/15/16)[b]	EUR	100	124,493
Governor & Co. of the Bank of Ireland (The)
10.00%, 12/19/22[b]	EUR	100	145,068
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[b]	EUR	100	136,277
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (Call 11/15/14)[b]	EUR	200	289,803

			1,515,358

ITALY — 7.46%
Banca Monte dei Paschi di Siena SpA
4.88%, 05/31/16	EUR	150	190,546
5.00%, 04/21/20[b]	EUR	100	118,179
Series 1
7.25%, 07/10/15[b]	EUR	250	344,826
Banca Popolare di Milano Scarl
7.13%, 03/01/21[b]	EUR	100	135,693
Banca Popolare di Vicenza
6.75%, 02/27/15[b]	EUR	150	207,399
Banco Popolare
5.47%, 11/12/16[b]	EUR	100	133,781
6.00%, 11/05/20[b]	EUR	250	327,398
Buzzi Unicem SpA
6.25%, 09/28/18[b]	EUR	100	142,735
Cerved Technologies SpA
6.38%, 01/15/20 (Call 01/15/16)[b]	EUR	100	134,224
GTECH SpA
8.25%, 03/31/66 (Call 03/31/16)[a,b]	EUR	150	210,241
Intesa Sanpaolo SpA
6.63%, 05/08/18	EUR	150	209,402
Italcementi Finance SA
6.63%, 03/19/20[b,d]	EUR	150	206,677
TeamSystem Holding SpA
7.38%, 05/15/20[b]	EUR	100	128,868
Telecom Italia SpA
7.75%, 03/20/73 (Call 03/20/18)[a,b]	EUR	100	131,261
UniCredit SpA
3.95%, 02/01/16	EUR	100	133,641
6.70%, 06/05/18	EUR	200	279,512
Unipol Gruppo Finanziario SpA
5.00%, 01/11/17[b]	EUR	150	204,176

			3,238,559

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

LUXEMBOURG — 15.06%
ArcelorMittal SA
5.75%, 03/29/18[b]	EUR	100	$142,777
5.88%, 11/17/17	EUR	200	287,187
10.63%, 06/03/16	EUR	100	159,541
Capsugel FinanceCo SCA
9.88%, 08/01/19 (Call 08/01/14)[b]	EUR	100	148,542
Clariant Finance Luxembourg SA
5.63%, 01/24/17	EUR	150	221,761
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 12/15/13)[b]	EUR	150	212,131
Elior Finance & Co. SCA
6.50%, 05/01/20 (Call 05/01/16)[b]	EUR	100	137,067
Fiat Finance & Trade SA
6.38%, 04/01/16[b]	EUR	400	558,813
6.75%, 10/14/19[b]	EUR	150	205,558
6.88%, 02/13/15	EUR	150	210,033
7.75%, 10/17/16[b]	EUR	200	289,162
Fiat Industrial Finance Europe SA
5.25%, 03/11/15[b]	EUR	300	417,011
6.25%, 03/09/18[b]	EUR	150	219,862
FMC Finance VIII SA
6.50%, 09/15/18[b]	EUR	250	382,189
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[b]	EUR	100	130,372
HeidelbergCement Finance Luxembourg SA
4.00%, 03/08/16[b]	EUR	250	349,241
Ineos Group Holdings SA
7.88%, 02/15/16 (Call 03/01/13)[b]	EUR	168	225,588
KION Finance SA
7.88%, 04/15/18 (Call 04/15/14)[b]	EUR	100	142,578
Numericable Finance & Co.
12.38%, 02/15/19 (Call 02/15/16)[b]	EUR	100	157,433
Ontex IV SA
7.50%, 04/15/18 (Call 04/15/14)[b]	EUR	100	138,511
Schmolz + Bickenbach Luxembourg SA
9.88%, 05/15/19 (Call 05/15/15)[b]	EUR	100	138,096
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[b]	EUR	100	147,557
Takko Luxembourg 2 S.C.A
9.88%, 04/15/19 (Call 04/15/16)[b]	EUR	100	124,327
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/15/16)[b]	EUR	100	138,662
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[b]	EUR	100	136,526
6.75%, 08/15/24 (Call 08/15/18)[b]	EUR	100	138,103
Wind Acquisition Finance SA
7.38%, 02/15/18 (Call 11/15/13)[b]	EUR	200	275,579
11.75%, 07/15/17 (Call 07/15/13)[b]	EUR	300	421,261
Xefin Lux SCA
8.00%, 06/01/18 (Call 06/01/14)[b]	EUR	100	143,414
Zinc Capital SA
8.88%, 05/15/18 (Call 05/15/14)[b]	EUR	100	141,916

			6,540,798

NETHERLANDS — 12.06%
Conti-Gummi Finance BV
7.50%, 09/15/17 (Call 09/15/13)[b]	EUR	300	416,102
EDP Finance BV
5.75%, 09/21/17[b]	EUR	250	353,597
Fresenius Finance BV

Security	Principal (000s)		Value

2.88%, 07/15/20[b]	EUR	50	$66,030
4.25%, 04/15/19[b]	EUR	150	213,339
GMAC International Finance BV
7.50%, 04/21/15[b]	EUR	150	214,464
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19 (Call 04/15/15)[b]	EUR	100	141,748
HeidelbergCement Finance BV
5.63%, 01/04/18	EUR	150	222,515
8.00%, 01/31/17[b]	EUR	500	782,104
Nokia Siemens Networks Finance BV
7.13%, 04/15/20 (Call 04/15/16)[b]	EUR	100	136,547
OI European Group BV
4.88%, 03/31/21[b]	EUR	100	137,437
6.75%, 09/15/20[b]	EUR	100	151,585
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[b]	EUR	100	126,152
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	250	335,282
4.63%, 05/08/20[b]	EUR	100	126,893
5.00%, 11/04/19[b]	EUR	150	196,887
5.88%, 04/17/18[b]	EUR	140	191,011
Refresco Group BV
7.38%, 05/15/18 (Call 05/15/14)[b]	EUR	100	140,341
Schaeffler Finance BV
4.25%, 05/15/18 (Call 05/15/15)[b]	EUR	100	134,046
7.75%, 02/15/17[b]	EUR	250	371,411
SNS BANK NV
6.25%, 10/26/20[e]	EUR	50	—
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[b]	EUR	100	132,626
8.38%, 08/15/20 (Call 08/15/15)[b]	EUR	200	291,476
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/15/14)[b]	EUR	250	355,034

			5,236,627

NORWAY — 0.18%
Norske Skogindustrier ASA
7.00%, 06/26/17[b]	EUR	100	77,181

			77,181

PORTUGAL — 4.17%
Banco Comercial Portugues SA
5.63%, 04/23/14	EUR	100	133,360
Banco Espirito Santo SA
3.88%, 01/21/15	EUR	150	196,439
4.75%, 01/15/18[b]	EUR	100	126,920
5.88%, 11/09/15[b]	EUR	100	133,394
Brisa Concessao Rodoviaria SA
4.50%, 12/05/16	EUR	100	134,863
6.88%, 04/02/18[b]	EUR	100	137,930
EDP Finance BV
3.25%, 03/16/15[b]	EUR	150	201,256
4.75%, 09/26/16	EUR	200	272,244
5.88%, 02/01/16[b]	EUR	250	349,684
Espirito Santo Financial Group SA
6.88%, 10/21/19	EUR	100	123,490

			1,809,580

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

SPAIN — 5.59%
Abengoa SA
9.63%, 02/25/15[b]	EUR	200	$272,652
Banco de Sabadell SA
6.25%, 04/26/20	EUR	50	64,484
Bankia SA
4.38%, 02/14/17	EUR	100	125,980
Bankinter SA
6.38%, 09/11/19	EUR	50	68,218
BPE Financiaciones SA
4.00%, 07/17/15[b]	EUR	200	265,752
Campofrio Food Group SA
8.25%, 10/31/16 (Call 10/31/13)[b]	EUR	125	174,836
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/15/14)[b]	EUR	150	202,788
Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/13)[b]	EUR	100	132,954
Mapfre SA
5.13%, 11/16/15	EUR	300	420,149
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[b]	EUR	300	416,115
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	139,829
8.75%, 03/15/18 (Call 03/15/15)[b]	EUR	100	144,837

			2,428,594
SWEDEN — 0.82%
Stena AB
6.13%, 02/01/17[b]	EUR	100	139,867
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[b]	EUR	150	218,478

			358,345
SWITZERLAND — 0.66%
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[b]	EUR	200	286,656

			286,656
UNITED KINGDOM — 11.91%
AA Bond Co. Ltd.
9.50%, 07/31/43 (Call 01/31/16)[b]	GBP	100	161,080
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 10/15/15)[b]	EUR	100	137,211
Anglian Water Osprey Financing PLC
7.00%, 01/31/18[b]	GBP	100	162,926
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[b]	GBP	100	162,596
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 07/15/14)[c]	GBP	100	161,459
Boparan Finance PLC
9.75%, 04/30/18 (Call 04/30/14)[b]	EUR	100	146,365
British Airways PLC
8.75%, 08/23/16	GBP	75	128,000
Co-Operative Group Ltd.
6.88%, 07/08/20[d]	GBP	100	141,939
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[b]	EUR	100	143,806
Elli Finance UK PLC
8.75%, 06/15/19 (Call 06/15/15)[c]	GBP	100	163,733

Security	Principal (000s)		Value

Gala Group Finance PLC
8.88%, 09/01/18 (Call 06/01/14)[c]	GBP	150	$244,463
HBOS PLC
4.38%, 10/30/19 (Call 10/30/14)[a]	EUR	100	131,872
4.88%, 03/20/15	EUR	250	343,235
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[c]	GBP	100	153,879
Jaguar Land Rover Automotive PLC
8.13%, 05/15/18 (Call 05/15/14)[c]	GBP	125	205,614
8.25%, 03/15/20 (Call 03/15/16)[c]	GBP	100	167,524
Kerling PLC
10.63%, 02/01/17 (Call 02/01/14)[b]	EUR	150	212,921
Matalan Finance PLC
8.88%, 04/29/16 (Call 04/30/13)[c]	GBP	100	153,879
New Look Bondco I PLC
8.75%, 05/14/18 (Call 05/14/15)[b]	GBP	100	148,573
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/01/14)[c]	GBP	100	160,162
OTE PLC
7.88%, 02/07/18 [b]	EUR	150	206,232
Phones4u Finance PLC
9.50%, 04/01/18 (Call 04/01/14)[c]	GBP	100	158,427
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 02/15/14)[c]	GBP	125	192,349
R & R Ice Cream PLC
8.38%, 11/15/17 (Call 11/15/13)[b]	EUR	100	141,416
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a,b]	EUR	150	207,254
Royal Bank of Scotland Group PLC
4.63%, 09/22/21 (Call 09/22/16)[a]	EUR	150	176,113
Southern Water Greensands Financing PLC
8.50%, 04/15/19[b]	GBP	100	164,188
Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[b]	EUR	100	134,907
Thomas Cook Group PLC
6.75%, 06/22/15	EUR	50	69,948
7.75%, 06/22/17	GBP	50	77,887
Viridian Group
11.13%, 04/01/17[b]	EUR	91	127,480
William Hill PLC
7.13%, 11/11/16	GBP	50	84,050

			5,171,488
UNITED STATES — 1.18%
Allied Nevada Gold Corp.
8.75%, 06/01/19 (Call 06/01/16)[c]	CAD	75	59,822
Levi Strauss & Co.
7.75%, 05/15/18 (Call 05/15/14)	EUR	100	141,340
Lynx I Corp.
6.00%, 04/15/21 (Call 04/15/17)[c]	GBP	100	155,774
Lynx II Corp.
7.00%, 04/15/23 (Call 04/15/18)[b]	GBP	100	155,812

			512,748

TOTAL CORPORATE BONDS & NOTES (Cost: $40,462,179)			41,716,005

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal or Shares (000s)			Value

FOREIGN AGENCY OBLIGATIONS — 0.62%
PORTUGAL — 0.62%
Caixa Geral de Depositos SA
5.13%, 02/19/14	EUR	100		$133,595
5.63%, 12/04/15[b]	EUR	100		135,264

				268,859

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $267,571)				268,859

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]		0	[h]	499

				499

TOTAL SHORT-TERM INVESTMENTS				499

(Cost: $499)

TOTAL INVESTMENTS IN SECURITIES — 96.68%				41,985,363
(Cost: $40,730,249)
Other Assets, Less Liabilities — 3.32%				1,439,279

NET ASSETS — 100.00%				$43,424,642

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	Rounds to less than 1,000.

See accompanying notes to schedules of investments.

18

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 96.72%

AUSTRALIA — 0.82%
FMG Resources (August 2006) Pty Ltd.
6.38%, 02/01/16 (Call 04/02/13)[b]	USD	100	$101,372
6.88%, 02/01/18 (Call 02/01/14)[b,c]	USD	250	254,375
6.88%, 04/01/22 (Call 04/01/17)[b]	USD	100	99,039
7.00%, 11/01/15 (Call 03/04/13)[b,c]	USD	100	102,000

			556,786

AUSTRIA — 0.20%
Telekom Austria AG
5.63%, 12/31/49 (Call 02/01/18)[d,e]	EUR	100	135,886

			135,886

CANADA — 2.82%
Air Canada
10.13%, 08/01/15 (Call 03/04/13)[b]	CAD	50	50,824
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 09/22/13)	CAD	6	4,849
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[e]	CAD	100	93,137
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)[b]	CAD	50	50,581
Bombardier Inc.
6.13%, 05/15/21[e]	EUR	100	141,803
6.13%, 01/15/23[b]	USD	100	102,250
7.75%, 03/15/20[b]	USD	150	170,625
Brookfield Residential Properties Inc. / Brookfield Residential US Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	USD	25	25,630
Cara Operations Ltd.
9.13%, 12/01/15 (Call 07/29/13)	CAD	15	15,028
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	20	18,093
Corus Entertainment Inc.
4.25%, 02/11/20[e]	CAD	50	46,326
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	50	49,852
Inmet Mining Corp.
7.50%, 06/01/21 (Call 12/01/16)[b]	USD	50	50,500
8.75%, 06/01/20 (Call 06/01/16)[b]	USD	100	105,500
Kodiak Oil & Gas Corp.
8.13%, 12/01/19 (Call 12/01/15)	USD	50	54,885
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[b]	CAD	50	48,514
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	USD	100	99,895
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	USD	150	165,268
Paramount Resources Ltd.
8.25%, 12/13/17 (Call 12/13/13)	CAD	50	49,861
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	105,117
Quebecor Media Inc.
7.38%, 01/15/21 (Call 01/15/16)	CAD	100	104,567

Security	Principal (000s)		Value

Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/15/14)[b]	USD	50	$51,250
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	USD	100	103,000
9.00%, 11/15/18 (Call 11/15/15)[b]	CAD	25	25,077
Trident Exploration Corp.
8.25%, 04/13/18 (Call 04/13/15)	CAD	25	22,555
Videotron Ltee
5.00%, 07/15/22	USD	100	99,000
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	23,240
YPG Financing Inc.
9.25%, 11/30/18[b]	CAD	39	38,863

			1,916,090

CAYMAN ISLANDS — 1.06%
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[b]	USD	75	74,800
7.50%, 11/01/19 (Call 11/01/15)	USD	50	52,554
Seagate HDD Cayman
7.00%, 11/01/21 (Call 05/01/16)	USD	100	108,788
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	USD	150	160,125
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	USD	300	323,250

			719,517

FINLAND — 0.53%
Nokia OYJ
6.75%, 02/04/19	EUR	100	139,113
Stora Enso OYJ
5.00%, 03/19/18[e]	EUR	100	138,650
UPM-Kymmene OYJ
6.63%, 01/23/17	GBP	50	81,532

			359,295

FRANCE — 4.54%
Alcatel-Lucent
8.50%, 01/15/16[e]	EUR	50	71,541
Banque PSA Finance SA
4.00%, 06/24/15[e]	EUR	100	135,275
BPCE SA
12.50%, 12/31/49 (Call 09/30/19)[b,d]	USD	100	122,500
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[b,d]	USD	100	96,500
Faurecia SA
9.38%, 12/15/16[e]	EUR	100	155,939
Financiere Atalian SA
7.25%, 01/15/20 (Call 01/15/17)[e]	EUR	100	131,955
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[d]	EUR	50	63,455
Lafarge SA
5.38%, 06/26/17[e]	EUR	250	354,879
6.63%, 11/29/18	EUR	100	148,874
8.88%, 11/24/16	EUR	100	157,727
Medi-Partenaires SAS
7.00%, 05/15/20[e]	EUR	100	127,921
Nexans SA
5.75%, 05/02/17	EUR	50	70,625
Peugeot SA
5.63%, 06/29/15	EUR	75	104,037

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

5.63%, 07/11/17	EUR	50	$68,736
7.38%, 03/06/18[e]	EUR	100	140,721
Renault SA
4.63%, 09/18/17[e]	EUR	50	70,054
5.63%, 06/30/15	EUR	150	211,762
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[e]	EUR	100	135,556
6.13%, 12/15/19 (Call 12/15/15)[b]	USD	200	207,500
Societe Generale
5.92%, 12/31/49 (Call 04/05/17)[b,d]	USD	100	98,500
Tereos Finance Group I
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	130,876
Wendel SA
4.38%, 08/09/17	EUR	100	138,818
4.88%, 05/26/16	EUR	100	141,091

			3,084,842

GERMANY — 3.79%
Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17 (Call 03/01/13)[e]	EUR	100	135,666
Commerzbank AG
7.75%, 03/16/21	EUR	200	276,458
Franz Haniel & Cie GmbH
7.13%, 02/01/17	EUR	100	149,290
Hapag-Lloyd AG
9.00%, 10/15/15 (Call 10/15/13)[e]	EUR	100	138,503
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 04/15/14)[e]	EUR	50	67,056
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 (Call 06/30/14)[e]	EUR	100	141,790
Kinove German Bondco GmbH
10.00%, 06/15/18 (Call 06/15/14)[e]	EUR	90	132,586
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	72,381
Styrolution Group GmbH
7.63%, 05/15/16 (Call 05/15/13)[e]	EUR	100	138,215
Techem Energy Metering Service GmbH & Co. KG
6.13%, 10/01/19 (Call 10/01/15)[e]	EUR	100	142,855
ThyssenKrupp AG
4.00%, 08/27/18	EUR	75	101,695
4.38%, 02/28/17	EUR	100	138,462
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	75	113,155
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[e]	EUR	100	136,105
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 09/15/22 (Call 09/15/17)[e]	EUR	100	131,464
5.75%, 01/15/23 (Call 01/15/18)[e]	EUR	100	132,347
7.50%, 03/15/19 (Call 03/15/15)[e]	EUR	100	143,415
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[e]	EUR	100	140,503
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[e]	EUR	100	143,629

			2,575,575

GREECE — 0.30%
OTE PLC
4.63%, 05/20/16	EUR	50	64,124
7.25%, 02/12/15[e,f]	EUR	100	136,403

			200,527

Security	Principal (000s)		Value

IRELAND — 1.44%
Allied Irish Banks PLC
5.63%, 11/12/14[e]	EUR	100	$135,994
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[e]	EUR	150	210,962
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
9.13%, 10/15/20 (Call 10/15/15)[b]	USD	200	217,000
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[b]	USD	200	209,000
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[e]	EUR	100	136,277
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (Call 11/15/14)[e]	EUR	50	72,451

			981,684

ITALY — 1.99%
Banca Monte dei Paschi di Siena SpA
5.00%, 04/21/20[e]	EUR	100	118,179
Banca Popolare di Milano Scarl
7.13%, 03/01/21[e]	EUR	100	135,693
Banca Popolare di Vicenza
6.75%, 02/27/15[e]	EUR	100	138,266
Banco Popolare
5.47%, 11/12/16[e]	EUR	50	66,891
6.00%, 11/05/20[e]	EUR	50	65,480
Buzzi Unicem SpA
5.13%, 12/09/16[e]	EUR	50	70,000
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	100	137,795
Gruppo Editoriale L’Espresso SpA
5.13%, 10/27/14	EUR	50	67,755
GTECH SpA
8.25%, 03/31/66 (Call 03/31/16)[d,e]	EUR	50	70,080
Intesa Sanpaolo SpA
6.63%, 05/08/18	EUR	100	139,601
Italcementi Finance SA
6.63%, 03/19/20[e,f]	EUR	50	68,892
UniCredit SpA
6.70%, 06/05/18	EUR	50	69,878
Unipol Gruppo Finanziario SpA
5.00%, 01/11/17[e]	EUR	50	68,059
Veneto Banca SCPA
4.00%, 07/31/15[e]	EUR	100	133,199

			1,349,768

LUXEMBOURG — 7.10%
ArcelorMittal SA
4.25%, 08/05/15[c]	USD	150	155,439
5.88%, 11/17/17	EUR	200	287,187
6.00%, 03/01/21	USD	100	100,738
6.13%, 06/01/18	USD	300	315,252
10.35%, 06/01/19	USD	150	181,364
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	USD	100	104,012
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 12/15/13)[e]	EUR	100	141,420
Fiat Finance & Trade SA
6.38%, 04/01/16[e]	EUR	250	349,258
6.75%, 10/14/19[e]	EUR	100	137,039
7.63%, 09/15/14	EUR	100	140,066

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

7.75%, 10/17/16[e]	EUR	100	$144,581
Fiat Industrial Finance Europe SA
5.25%, 03/11/15[e]	EUR	100	139,004
FMC Finance VIII SA
5.25%, 07/31/19[e]	EUR	50	73,048
HeidelbergCement Finance Luxembourg SA
6.50%, 08/03/15[e]	EUR	100	144,612
6.75%, 12/15/15[e]	EUR	100	147,607
8.50%, 10/31/19[e]	EUR	50	83,782
Ineos Group Holdings SA
6.50%, 08/15/18 (Call 05/15/15)[e]	EUR	100	130,212
7.88%, 02/15/16 (Call 03/01/13)[e]	EUR	34	45,118
Intelsat (Luxembourg) SA
7.75%, 06/01/21 (Call 06/01/17)[b]	USD	100	105,000
8.13%, 06/01/23 (Call 06/01/18)[b]	USD	100	107,500
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	USD	70	67,200
6.63%, 12/15/22 (Call 12/15/17)[b]	USD	100	102,125
7.25%, 04/01/19 (Call 04/01/15)	USD	200	216,000
7.25%, 10/15/20 (Call 10/15/15)[c]	USD	100	108,375
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[e]	EUR	100	143,906
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[b]	USD	50	47,750
11.38%, 08/15/19 (Call 02/15/17)[b]	USD	50	54,625
Ontex IV SA
7.50%, 04/15/18 (Call 04/15/14)[e]	EUR	100	138,511
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[e]	EUR	100	147,557
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[e]	EUR	100	136,526
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[b]	USD	75	74,383
Wind Acquisition Finance SA
7.25%, 02/15/18 (Call 11/15/13)[b]	USD	200	207,000
7.38%, 02/15/18 (Call 11/15/13)[e]	EUR	100	137,789
11.75%, 07/15/17 (Call 07/15/13)[e]	EUR	150	210,630

			4,824,616

MEXICO — 0.24%
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)[c]	USD	100	80,500
8.88%, 12/15/19 (Call 12/15/14)	USD	50	43,500
10.00%, 08/15/16 (Call 08/15/13)	USD	40	40,100

			164,100

NETHERLANDS — 3.97%
Conti-Gummi Finance BV
7.50%, 09/15/17 (Call 09/15/13)[e]	EUR	100	138,701
EDP Finance BV
3.75%, 06/22/15	EUR	100	135,640
4.90%, 10/01/19[b]	USD	150	147,039
5.75%, 09/21/17[e]	EUR	150	212,158
Fresenius Finance BV
4.25%, 04/15/19[e]	EUR	100	142,226
GMAC International Finance BV
7.50%, 04/21/15[e]	EUR	50	71,488
HeidelbergCement Finance BV
8.00%, 01/31/17[e]	EUR	200	312,842
Nokia Siemens Networks Finance BV
6.75%, 04/15/18 (Call 04/15/15)[e]	EUR	100	137,101

Security	Principal (000s)		Value

NXP BV/NXP Funding LLC
9.75%, 08/01/18 (Call 08/01/14)[b]	USD	100	$111,500
OI European Group BV
6.75%, 09/15/20[e]	EUR	100	151,585
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[e]	EUR	100	126,152
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	50	67,056
4.63%, 05/08/20[e]	EUR	100	126,893
5.00%, 11/04/19[e]	EUR	100	131,258
Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[b,c]	USD	200	193,500
7.75%, 02/15/17[e]	EUR	100	148,564
Sensata Technologies BV
4.88%, 10/15/23[b]	USD	25	24,019
6.50%, 05/15/19 (Call 05/15/15)[b]	USD	100	106,215
UPC Holding BV
8.38%, 08/15/20 (Call 08/15/15)[e]	EUR	50	72,869
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/15/14)[e]	EUR	100	142,014

			2,698,820

NORWAY — 0.06%
Norske Skogindustrier ASA
7.00%, 06/26/17[e]	EUR	50	38,591

			38,591

PORTUGAL — 0.39%
Banco Espirito Santo SA
3.88%, 01/21/15	EUR	50	65,480
5.88%, 11/09/15[e]	EUR	100	133,394
Brisa Concessao Rodoviaria SA
4.50%, 12/05/16	EUR	50	67,431

			266,305

SINGAPORE — 0.29%
Flextronics International Ltd.
4.63%, 02/15/20[b]	USD	200	197,116

			197,116

SPAIN — 1.67%
Abengoa SA
8.50%, 03/31/16	EUR	50	67,196
9.63%, 02/25/15[e]	EUR	50	68,163
Bankia SA
4.38%, 02/14/17	EUR	100	125,980
BBVA International Preferred SAU
5.92%, 12/31/49 (Call 04/18/17)[d]	USD	50	45,375
BPE Financiaciones SA
4.00%, 07/17/15[e]	EUR	100	132,876
Campofrio Food Group SA
8.25%, 10/31/16 (Call 10/31/13)[e]	EUR	100	139,869
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/15/14)[e]	EUR	50	67,596
Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/13)[e]	EUR	50	66,477
Mapfre SA
5.13%, 11/16/15	EUR	100	140,050

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[e]	EUR	100	$138,705
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	139,829

			1,132,116

SWEDEN — 0.21%
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[e]	EUR	100	145,652

			145,652

SWITZERLAND — 0.21%
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[e]	EUR	100	143,328

			143,328

UNITED KINGDOM — 4.34%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[b,c]	USD	200	205,000
9.00%, 10/15/18 (Call 10/15/15)[e]	EUR	100	137,211
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[e]	GBP	100	162,596
British Airways PLC
8.75%, 08/23/16	GBP	50	85,333
CEVA Group PLC
8.38%, 12/01/17 (Call 12/01/13)[b]	USD	75	75,000
Co-Operative Group Ltd.
6.88%, 07/08/20[f]	GBP	100	141,939
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[e]	EUR	100	143,806
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 02/15/14)[e]	EUR	100	134,555
HBOS PLC
4.88%, 03/20/15	EUR	100	137,294
6.75%, 05/21/18[b]	USD	100	108,313
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[b]	GBP	100	153,879
Jaguar Land Rover Automotive PLC
8.13%, 05/15/21 (Call 05/15/16)[b]	USD	150	166,458
8.25%, 03/15/20 (Call 03/15/16)[e]	GBP	100	167,523
Kerling PLC
10.63%, 02/01/17 (Call 02/01/14)[e]	EUR	50	70,974
Phones4u Finance PLC
9.50%, 04/01/18 (Call 04/01/14)[b]	GBP	100	158,427
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 02/15/14)[b]	GBP	100	153,879
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[d,e]	EUR	50	69,085
Royal Bank of Scotland Group PLC
4.63%, 09/22/21 (Call 09/22/16)[d]	EUR	100	117,409
5.05%, 01/08/15	USD	100	102,350
6.10%, 06/10/23	USD	75	71,766
6.13%, 12/15/22	USD	150	144,452
Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[e]	EUR	100	134,907
Virgin Media Finance PLC
8.38%, 10/15/19 (Call 10/15/14)	USD	100	108,668

			2,950,824

Security	Principal (000s)		Value

UNITED STATES — 60.75%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	USD	100	$95,218
6.13%, 07/15/22 (Call 01/15/17)	USD	50	52,165
Advanced Micro Devices Inc.
7.50%, 08/15/22[c]	USD	50	48,530
8.13%, 12/15/17 (Call 12/15/13)	USD	100	103,698
AES Corp. (The)
8.00%, 10/15/17	USD	250	289,783
Aircastle Ltd.
6.25%, 12/01/19	USD	50	52,687
6.75%, 04/15/17	USD	100	107,936
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)[b]	USD	50	54,250
8.63%, 10/01/18 (Call 10/01/14)	USD	50	54,000
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)	USD	50	52,250
Ally Financial Inc.
3.13%, 01/15/16[c]	USD	100	100,546
4.63%, 06/26/15	USD	100	103,380
5.50%, 02/15/17	USD	100	106,034
6.25%, 12/01/17	USD	100	108,940
6.75%, 12/01/14	USD	100	105,750
8.00%, 03/15/20	USD	250	294,375
8.30%, 02/12/15	USD	100	108,128
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)[c]	USD	100	85,345
9.75%, 04/15/18	USD	50	51,500
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	USD	100	113,907
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[c]	USD	100	97,243
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	USD	50	52,625
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	USD	100	106,796
7.00%, 05/20/22 (Call 05/20/17)	USD	100	106,117
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)	USD	100	106,750
Antero Resources Finance Corp.
6.00%, 12/01/20 (Call 12/01/15)	USD	50	50,250
7.25%, 08/01/19 (Call 08/01/14)	USD	50	52,899
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[b]	USD	50	48,750
8.75%, 12/01/20 (Call 12/01/15)[b]	USD	50	50,000
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[b]	USD	100	104,000
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[c]	USD	200	163,445
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[b]	USD	100	100,710
4.75%, 08/15/22[b]	USD	50	49,369
Atlas Pipeline Partners LP
4.75%, 11/15/21 (Call 05/15/16)[b]	USD	50	45,772
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[b,c]	USD	50	45,875
10.50%, 03/01/21 (Call 03/01/17)[b,c]	USD	100	76,250
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)	USD	100	109,336
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	USD	50	47,594

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

B/E Aerospace Inc.
6.88%, 10/01/20 (Call 10/01/15)	USD	100	$108,750
Ball Corp.
5.75%, 05/15/21 (Call 11/15/15)	USD	100	106,500
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)	USD	100	108,874
Bill Barrett Corp.
7.00%, 10/15/22 (Call 10/15/17)	USD	100	101,680
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	USD	125	131,562
6.50%, 10/01/20 (Call 10/01/15)	USD	50	51,375
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)	USD	25	26,723
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	USD	100	107,750
Cablevision Systems Corp.
7.75%, 04/15/18	USD	150	166,125
8.00%, 04/15/20	USD	75	84,562
Caesars Entertainment Operating Co. Inc.
9.00%, 02/15/20 (Call 02/15/16)[b,c]		300	281,250
12.75%, 04/15/18 (Call 04/15/14)	USD	50	31,158
Calpine Corp.
7.50%, 02/15/21 (Call 11/01/15)[b]	USD	315	337,837
Case New Holland Inc.
7.88%, 12/01/17	USD	100	117,463
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	USD	50	47,875
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/23	USD	100	94,069
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 09/30/22 (Call 09/30/17)	USD	100	93,000
5.75%, 09/01/23[b]	USD	75	70,312
5.75%, 01/15/24 (Call 07/15/18)	USD	50	46,750
6.50%, 04/30/21 (Call 04/30/15)	USD	150	154,312
6.63%, 01/31/22 (Call 01/31/17)	USD	100	102,250
7.00%, 01/15/19 (Call 01/15/14)	USD	100	105,500
7.38%, 06/01/20 (Call 12/01/15)	USD	150	160,875
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	USD	100	110,250
Celanese U.S. Holdings LLC
6.63%, 10/15/18 (Call 10/15/14)	USD	100	106,763
Cengage Learning Acquisitions Inc.
11.50%, 04/15/20 (Call 04/15/16)[b,g]	USD	25	18,750
CenturyLink Inc. Series V
5.63%, 04/01/20	USD	100	102,000
5.80%, 03/15/22	USD	100	100,000
6.00%, 04/01/17	USD	100	108,500
6.45%, 06/15/21	USD	150	159,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	USD	25	24,000
6.38%, 09/15/20 (Call 09/15/15)[b]	USD	100	102,750
Ceridian Corp.
11.00%, 03/15/21 (Call 03/15/16)[b]	USD	50	57,313
11.25%, 11/15/15 (Call 03/04/13)	USD	100	102,000
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)	USD	100	103,227
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/15/14)	USD	50	50,261
5.75%, 03/15/23[c]	USD	100	101,190
6.13%, 02/15/21[c]	USD	100	105,994
6.25%, 01/15/17	EUR	50	70,398
6.63%, 08/15/20	USD	200	217,007

Security	Principal (000s)		Value

Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19	USD	50	$50,003
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[c]	USD	200	218,200
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[c]	USD	81	85,657
Cinemark USA Inc.
5.13%, 12/15/22 (Call 12/15/17)	USD	50	48,261
CIT Group Inc.
4.25%, 08/15/17	USD	150	154,048
4.75%, 02/15/15[b]	USD	100	103,625
5.00%, 05/15/17	USD	100	105,875
5.25%, 03/15/18	USD	150	159,911
5.38%, 05/15/20	USD	75	78,377
5.50%, 02/15/19[b]	USD	150	158,043
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	USD	100	105,875
Claire’s Stores Inc. Series 144a
9.00%, 03/15/19 (Call 03/15/15)[b]	USD	100	112,750
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[c]	USD	100	102,000
5.25%, 08/01/20 (Call 08/01/16)	USD	100	102,750
Clear Channel Communications Inc.
9.00%, 12/15/19	USD	125	124,687
9.00%, 03/01/21 (Call 03/01/16)	USD	150	147,937
10.75%, 08/01/16 (Call 03/04/13)	USD	50	46,250
11.25%, 03/01/21	USD	25	26,500
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	USD	150	156,375
Series B
7.63%, 03/15/20 (Call 03/15/15)	USD	125	131,875
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 03/04/13)[b]	USD	150	159,000
CNH Capital LLC
3.88%, 11/01/15	USD	100	102,353
Commercial Metals Co.
7.35%, 08/15/18	USD	100	109,855
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[b]	USD	100	109,625
Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	USD	150	153,000
7.13%, 07/15/20 (Call 07/15/16)	USD	100	102,250
8.00%, 11/15/19 (Call 11/15/15)	USD	100	105,500
Concho Resources Inc.
5.50%, 04/01/23 (Call 10/01/17)	USD	100	99,979
6.50%, 01/15/22 (Call 01/15/17)	USD	100	107,477
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	USD	150	159,884
Constellation Brands Inc.
6.00%, 05/01/22	USD	150	162,562
7.25%, 05/15/17	USD	100	114,000
Continental Resources Inc.
4.50%, 04/15/23	USD	100	97,520
5.00%, 09/15/22 (Call 03/15/17)	USD	100	100,739
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	USD	100	113,750
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	USD	100	93,854
Crown Castle International Corp.
5.25%, 01/15/23	USD	100	96,250
CSC Holdings LLC
6.75%, 11/15/21	USD	100	109,000
DaVita HealthCare Partners Inc.

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

5.75%, 08/15/22 (Call 08/15/17)	USD	50	$50,564
6.38%, 11/01/18 (Call 11/01/13)	USD	100	105,375
6.63%, 11/01/20 (Call 11/01/14)	USD	100	106,750
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b],d	USD	100	94,500
Dean Foods Co.
7.00%, 06/01/16	USD	100	110,500
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)	USD	100	104,000
Delphi Corp.
6.13%, 05/15/21 (Call 05/15/16)	USD	100	109,220
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	100	91,226
8.25%, 02/15/20 (Call 02/15/15)	USD	100	109,673
DISH DBS Corp.
4.25%, 04/01/18[b]	USD	100	98,660
4.63%, 07/15/17	USD	100	101,629
5.00%, 03/15/23	USD	75	70,598
5.88%, 07/15/22	USD	150	150,003
6.75%, 06/01/21	USD	150	159,809
7.75%, 05/31/15	USD	150	162,854
7.88%, 09/01/19	USD	150	170,999
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	USD	50	52,875
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	USD	50	53,054
7.25%, 10/15/21 (Call 07/15/21)	USD	100	103,692
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	USD	100	98,250
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)	USD	100	104,000
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[b]	USD	100	96,144
El Paso Corp.
7.00%, 06/15/17	USD	100	111,083
Emergency Medical Services Corp.
8.13%, 06/01/19 (Call 06/01/14)	USD	50	54,250
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)	USD	100	104,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)[b]	USD	250	270,312
12.25%, 03/01/22 (Call 03/01/17)[b],c	USD	100	111,000
Energy Transfer Equity LP
7.50%, 10/15/20	USD	150	169,948
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	USD	100	110,277
EP Energy LLC/EP Energy Finance Inc.
Series WI
9.38%, 05/01/20 (Call 05/01/16)	USD	100	114,069
EP Energy LLC/Everest Acquisition Finance Inc. Series WI
6.88%, 05/01/19 (Call 05/01/15)	USD	100	107,077
Equinix Inc.
4.88%, 04/01/20	USD	25	24,625
5.38%, 04/01/23 (Call 04/01/18)	USD	100	99,776
7.00%, 07/15/21 (Call 07/15/16)	USD	100	110,464
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	48,875
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	USD	150	156,539
7.38%, 06/15/19 (Call 06/15/15)[b]	USD	150	158,625
8.25%, 01/15/21 (Call 01/15/16)[b],c	USD	100	104,520
8.88%, 08/15/20 (Call 08/15/15)[b],c	USD	150	165,075

Security	Principal (000s)		Value

10.63%, 06/15/21 (Call 04/15/16)[b]	USD	50	$50,588
11.25%, 03/31/16 (Call 03/04/13)[c]	USD	138	137,466
11.25%, 01/15/21 (Call 01/15/16)[b],c	USD	50	51,750
11.75%, 08/15/21 (Call 05/15/16)[b]	USD	50	47,684
12.63%, 01/15/21 (Call 01/15/16)	USD	200	219,500
Forest Oil Corp.
7.25%, 06/15/19 (Call 04/01/13)	USD	50	48,874
7.50%, 09/15/20 (Call 09/15/16)[b]	USD	50	48,787
Freescale Semiconductor Inc.
9.25%, 04/15/18 (Call 04/15/14)[b]	USD	200	216,510
10.75%, 08/01/20 (Call 08/01/15)	USD	50	56,008
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[b]	USD	200	211,500
Frontier Communications Corp.
7.63%, 04/15/24	USD	100	101,000
8.25%, 04/15/17	USD	200	227,000
8.50%, 04/15/20[c]	USD	100	110,760
8.75%, 04/15/22	USD	50	55,250
General Motors Financial Co. Inc.
4.25%, 05/15/23[b]	USD	5	4,815
4.75%, 08/15/17[b]	USD	100	104,551
GenOn Energy Inc.
9.50%, 10/15/18[c]	USD	100	114,242
9.88%, 10/15/20 (Call 10/15/15)	USD	100	112,699
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	USD	100	104,500
8.25%, 08/15/20 (Call 08/15/15)	USD	100	111,250
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	USD	100	108,500
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	USD	75	75,802
9.75%, 07/15/20 (Call 07/15/16)	USD	50	51,862
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	USD	100	109,500
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)[b]	USD	50	51,500
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)	USD	300	160,500
10.75%, 02/01/16 (Call 03/04/13)	USD	25	20,158
11.25%, 06/01/17 (Call 06/01/13)	USD	150	156,000
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[b]	USD	200	190,500
HCA Holdings Inc.
6.25%, 02/15/21[c]	USD	75	77,625
7.75%, 05/15/21 (Call 11/15/15)[c]	USD	100	108,750
HCA Inc.
5.88%, 03/15/22	USD	100	106,000
5.88%, 05/01/23	USD	100	101,250
6.50%, 02/15/16[c]	USD	100	108,625
6.50%, 02/15/20[c]	USD	400	439,500
7.25%, 09/15/20 (Call 03/15/15)	USD	100	109,375
7.50%, 02/15/22	USD	100	112,250
8.50%, 04/15/19 (Call 04/15/14)	USD	150	162,187
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[b]	USD	50	53,000
10.50%, 01/15/21 (Call 01/15/16)	USD	100	103,007
11.00%, 04/15/20 (Call 04/15/16)	USD	100	120,000
11.50%, 07/15/20 (Call 10/15/16)	USD	50	59,250
Health Management Associates Inc.
7.38%, 01/15/20 (Call 01/15/16)[c]	USD	100	113,500
HERCULES OFFSHORE Inc. 07/21 8.75
8.75%, 07/15/21[b]	USD	50	52,344
Hertz Corp. (The)

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

5.88%, 10/15/20 (Call 10/15/15)	USD	100	$104,561
6.75%, 04/15/19 (Call 04/15/15)	USD	150	161,500
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)[b]	USD	75	76,687
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)	USD	100	101,625
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	USD	100	106,000
Hughes Satellite Systems Corp.
7.63%, 06/15/21[c]	USD	100	108,250
Huntington Ingalls Industries Inc.
7.13%, 03/15/21 (Call 03/15/16)	USD	50	54,800
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)	USD	100	113,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 02/19/13)	USD	100	103,838
8.00%, 01/15/18 (Call 01/15/14)	USD	100	105,543
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[b]	USD	150	154,875
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	USD	100	111,250
ING U.S. Inc.
5.65%, 05/15/53 (Call 05/15/23)[b,d]	USD	50	47,500
International Lease Finance Corp.
4.88%, 04/01/15	USD	200	206,084
5.75%, 05/15/16	USD	100	105,458
5.88%, 04/01/19	USD	150	156,572
5.88%, 08/15/22	USD	100	101,750
8.25%, 12/15/20	USD	200	234,004
8.63%, 09/15/15	USD	100	111,220
8.75%, 03/15/17	USD	200	229,785
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	USD	25	26,094
11.00%, 08/15/18 (Call 08/15/14)[b]	USD	25	20,875
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	75	70,894
7.75%, 10/01/19 (Call 10/01/15)	USD	100	110,211
Jarden Corp.
7.50%, 05/01/17	USD	50	55,750
JC Penney Corp. Inc.
5.65%, 06/01/20	USD	75	60,750
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[b]	USD	100	107,812
Kinetic Concepts Inc. / KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	USD	100	109,875
12.50%, 11/01/19 (Call 11/01/15)[c]	USD	50	52,500
L Brands Inc.
5.63%, 02/15/22	USD	100	103,250
6.63%, 04/01/21	USD	100	109,500
6.90%, 07/15/17	USD	100	113,000
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	48,151
Laredo Petroleum Inc.
9.50%, 02/15/19 (Call 02/15/15)	USD	100	111,109
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[b]	USD	50	54,000
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[b,c]	USD	25	24,385
Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)	USD	100	102,500
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)[c]	USD	200	216,500
8.63%, 07/15/20 (Call 01/15/16)	USD	100	110,250

Security	Principal (000s)		Value

Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[b]	USD	200	$189,890
7.75%, 02/01/21 (Call 09/15/15)	USD	100	101,291
8.63%, 04/15/20 (Call 04/15/15)	USD	100	104,470
Lynx I Corp.
5.38%, 04/15/21 (Call 04/15/17)[b]	USD	200	200,500
6.00%, 04/15/21 (Call 04/15/17)[e]	GBP	100	155,483
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	USD	100	93,953
6.75%, 11/01/20 (Call 11/01/15)	USD	150	160,404
Masco Corp.
6.13%, 10/03/16	USD	150	166,875
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[b]	USD	100	107,920
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	104,000
6.63%, 04/01/23 (Call 04/01/18)[b]	USD	200	202,500
7.88%, 09/01/18 (Call 09/01/14)	USD	100	108,500
MGM Resorts International
6.63%, 12/15/21[c]	USD	175	184,572
7.50%, 06/01/16	USD	100	110,564
7.63%, 01/15/17	USD	100	111,818
8.63%, 02/01/19	USD	150	173,705
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[b]	USD	50	49,136
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	USD	50	53,311
9.00%, 01/15/21 (Call 01/15/16)[c]	USD	75	67,875
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88%, 10/01/20 (Call 10/01/16)	USD	100	106,250
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)	USD	100	101,500
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	USD	50	48,563
Newfield Exploration Co.
5.75%, 01/30/22	USD	100	102,749
6.88%, 02/01/20 (Call 02/01/15)	USD	100	106,745
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 06/01/15)[b,c]	USD	100	105,414
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[b]	USD	50	49,001
7.75%, 10/15/18 (Call 10/15/14)	USD	75	81,773
NRG Energy Inc.
7.63%, 01/15/18[c]	USD	100	111,891
7.63%, 05/15/19 (Call 05/15/14)	USD	250	265,366
7.88%, 05/15/21 (Call 05/15/16)	USD	100	109,747
8.25%, 09/01/20 (Call 09/01/15)	USD	50	55,637
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	USD	50	48,850
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[b]	USD	50	50,375
9.50%, 10/15/20 (Call 10/15/16)[b]	USD	50	50,250
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 02/01/15)	USD	100	107,023
Peabody Energy Corp.
6.00%, 11/15/18	USD	150	153,757
6.25%, 11/15/21	USD	100	97,962
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[b]	USD	50	50,125
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.38%, 06/01/20 (Call 06/01/16)	USD	75	79,875
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 12/01/13)[b]	USD	50	54,000

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

Ply Gem Industries Inc.
8.25%, 02/15/18 (Call 02/15/14)	USD	25	$26,875
PNK Finance Corp.
6.38%, 08/01/21[b]	USD	15	15,113
PolyOne Corp.
5.25%, 03/15/23[b]	USD	50	48,813
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	USD	50	53,625
Puget Energy Inc.
6.50%, 12/15/20	USD	100	112,459
PVH Corp.
7.38%, 05/15/20 (Call 05/15/15)	USD	100	109,500
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	USD	100	99,655
QVC Inc.
5.13%, 07/02/22	USD	100	100,934
7.50%, 10/01/19 (Call 10/01/14)[b]	USD	100	107,750
R.R. Donnelley & Sons Co.
7.88%, 03/15/21	USD	50	53,625
8.25%, 03/15/19[c]	USD	100	108,625
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	USD	100	101,593
5.75%, 06/01/21 (Call 06/01/16)	USD	100	105,839
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	USD	100	108,000
Realogy Corp.
7.88%, 02/15/19 (Call 02/15/15)[b]	USD	100	108,568
Regal Entertainment Group
9.13%, 08/15/18 (Call 08/15/14)	USD	59	65,047
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)[c]	USD	50	50,635
6.88%, 12/01/18 (Call 12/01/14)	USD	100	107,666
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	USD	300	304,125
7.13%, 04/15/19 (Call 10/15/14)	USD	350	373,625
8.25%, 02/15/21 (Call 02/15/16)	USD	100	101,500
9.00%, 04/15/19 (Call 10/15/14)	USD	100	104,000
9.88%, 08/15/19 (Call 08/15/15)	USD	150	161,250
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[b,c]	USD	100	100,295
9.25%, 03/15/20 (Call 03/15/16)	USD	50	55,598
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	USD	75	66,456
6.85%, 07/15/18[b]	USD	50	49,370
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	USD	100	101,500
Sabine Pass Liquefaction LLC
5.63%, 02/01/21[b]	USD	100	98,250
5.63%, 04/15/23[b]	USD	100	96,835
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	110,328
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[b,c]	USD	100	108,363
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	USD	150	164,250
Samson Investment Co.
10.00%, 02/15/20 (Call 02/15/16)[b]	USD	150	158,411
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	USD	100	99,377
8.13%, 10/15/22 (Call 04/15/17)	USD	100	102,053
SBA Communications Corp.
5.63%, 10/01/19	USD	50	50,250

Security	Principal (000s)		Value

Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[b,c]	USD	100	$111,000
8.38%, 09/15/21 (Call 09/15/16)[b]	USD	100	113,250
Sears Holdings Corp.
6.63%, 10/15/18	USD	100	97,000
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)	USD	50	46,375
8.00%, 02/15/20 (Call 02/15/15)	USD	50	48,921
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	USD	100	105,170
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)	USD	100	100,683
Sirius XM Radio Inc.
4.63%, 05/15/23 (Call 05/15/18)[b]	USD	100	92,000
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[b]	USD	50	48,276
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	USD	100	106,250
Spectrum Brands Escrow Corp.
6.38%, 11/15/20 (Call 11/15/16)[b]	USD	100	106,000
Springleaf Finance Corp. Series I
5.40%, 12/01/15	USD	50	50,500
6.90%, 12/15/17	USD	250	251,250
Sprint Nextel Corp.
6.00%, 11/15/22[c]	USD	200	192,000
7.00%, 03/01/20[b]	USD	100	108,750
7.00%, 08/15/20	USD	50	52,844
8.38%, 08/15/17	USD	150	169,500
9.00%, 11/15/18[b]	USD	150	178,125
9.13%, 03/01/17	USD	150	172,500
11.50%, 11/15/21[c]	USD	100	133,000
SPX Corp.
6.88%, 09/01/17	USD	50	55,010
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	115,500
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)[b]	USD	75	73,665
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	USD	84	90,731
Sun Merger Sub Inc.
5.25%, 08/01/18[b]	USD	25	25,031
SunGard Data Systems Inc.
6.63%, 11/01/19	USD	50	51,495
7.38%, 11/15/18 (Call 11/15/13)	USD	100	105,519
7.63%, 11/15/20 (Call 11/15/15)	USD	100	108,037
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[b]	USD	50	49,063
8.00%, 05/01/16	USD	50	55,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)[b]	USD	50	45,434
5.25%, 05/01/23 (Call 11/01/17)[b]	USD	100	98,440
6.88%, 02/01/21 (Call 02/01/16)	USD	100	107,089
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[b]	USD	100	96,500
Tenet Healthcare Corp.
4.50%, 04/01/21[b]	USD	100	93,000
6.25%, 11/01/18	USD	100	106,750
8.00%, 08/01/20 (Call 08/01/15)	USD	50	53,000
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	USD	100	102,500
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	49,480

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)		Value

Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[b,c]	USD	150	$112,500
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	104,000
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)	USD	25	25,625
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	USD	100	105,625
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	USD	150	159,750
TRW Automotive Inc.
4.50%, 03/01/21[b]	USD	50	49,960
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[d]	USD	75	79,594
United Airlines Inc.
6.75%, 09/15/15 (Call 03/04/13)[b]	USD	100	103,375
United Rentals (North America) Inc.
7.38%, 05/15/20 (Call 05/15/16)	USD	150	165,292
7.63%, 04/15/22 (Call 04/15/17)	USD	100	111,424
8.38%, 09/15/20 (Call 09/15/15)[c]	USD	100	110,158
United States Steel Corp.
7.38%, 04/01/20	USD	100	101,590
7.63%, 05/15/20 (Call 05/15/15)[c]	USD	40	34,400
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[b]	USD	100	107,750
6.88%, 05/15/19 (Call 05/15/15)[b]	USD	150	159,562
8.50%, 05/15/21 (Call 11/15/15)[b,c]	USD	50	54,750
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)	USD	100	106,500
USG Corp.
6.30%, 11/15/16	USD	100	102,750
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[b]	USD	200	206,500
6.75%, 08/15/21 (Call 02/15/16)[b]	USD	100	104,000
6.88%, 12/01/18 (Call 12/01/14)[b]	USD	200	210,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)	USD	100	106,125
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)	USD	30	30,900
Vulcan Materials Co.
7.50%, 06/15/21	USD	100	113,500
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	USD	50	52,375
West Corp.
8.63%, 10/01/18 (Call 10/01/14)	USD	100	108,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	USD	75	82,500
Windstream Corp.
7.50%, 04/01/23 (Call 04/01/16)	USD	100	102,000
7.75%, 10/15/20 (Call 10/15/15)	USD	200	212,500
WMG Acquisition Corp.
11.50%, 10/01/18 (Call 10/01/14)	USD	100	115,998
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	USD	100	102,488
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	USD	100	102,007
7.75%, 08/15/20 (Call 08/15/15)	USD	100	112,505
XM Satellite Radio Inc.
7.63%, 11/01/18 (Call 11/01/14)[b]	USD	150	165,187

Security	Principal or Shares (000s)		Value

Zayo Group LLC/Zayo Capital Inc.
10.13%, 07/01/20 (Call 07/01/16)	USD	100	$113,750

			41,281,678

TOTAL CORPORATE BONDS & NOTES
(Cost: $64,745,488)			65,723,116

FOREIGN AGENCY OBLIGATIONS — 0.20%

PORTUGAL — 0.20%
Caixa Geral de Depositos SA
5.63%, 12/04/15[e]	EUR	100	135,264

			135,264

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $136,447)			135,264

COMMON STOCKS — 0.02%
CEVA Group PLC[a]		22	15,140

TOTAL COMMON STOCKS
(Cost: $31,632)			15,140

PREFERRED STOCKS — 0.05%
CEVA Group PLC Series Aa		49	32,771

TOTAL PREFERRED STOCKS
(Cost: $68,473)			32,771

SHORT-TERM INVESTMENTS — 7.02%

MONEY MARKET FUNDS — 7.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[h,i,j]		3,745	3,744,756
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[h,i,j]		355	354,591

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[h,i]	674	$673,661

		4,773,008

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,773,008)		4,773,008

TOTAL INVESTMENTS IN SECURITIES — 104.01%
(Cost: $69,755,048)		70,679,299
Other Assets, Less Liabilities — (4.01)%		(2,725,603)

NET ASSETS — 100.00%		$67,953,696

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Variable rate security. Rate shown is as of report date.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Investments are denominated in U.S. dollars.
[h]	Affiliated issuer. See Note 2.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

28

Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF
Emerging Markets Corporate
Emerging Markets High Yield
Emerging Markets Local Currency
Global ex USD High Yield Corporate
Global High Yield Corporate

Former Name[a]
iShares Emerging Markets Corporate Bond Fund
iShares Emerging Markets High Yield Bond Fund
iShares Emerging Markets Local Currency Bond Fund
iShares Global ex USD High Yield Corporate Bond Fund
iShares Global High Yield Corporate Bond Fund

[a]	The Funds changed their names effective July 1, 2013.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company.

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss

29

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its schedule of investments.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Emerging Markets Corporate
Assets:
Corporate Bonds & Notes	$—	$20,219,106	$—	$20,219,106
Foreign Agency Obligations	—	18,852,549	—	18,852,549
Money Market Funds	134,349	—	—	134,349

	$134,349	$39,071,655	$—	$39,206,004

Emerging Markets High Yield
Assets:

30

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

Corporate Bonds & Notes	$—	$57,806,360	$—	$57,806,360
Foreign Agency Obligations	—	29,914,133	—	29,914,133
Foreign Government Obligations	—	138,168,139	—	138,168,139
Money Market Funds	811,312	—	—	811,312

	$811,312	$225,888,632	$—	$226,699,944

Emerging Markets Local Currency
Assets:
Foreign Government Obligations	$—	$624,732,815	$—	$624,732,815
Money Market Funds	815,192	—	—	815,192

	$815,192	$624,732,815	$—	$625,548,007

Global ex USD High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$41,716,005	$0[a]	$41,716,005
Foreign Agency Obligations	—	268,859	—	268,859
Money Market Funds	499	—	—	499

	$499	$41,984,864	$0[a]	$41,985,363

Global High Yield Corporate
Assets:
Common Stocks	$—	$—	$15,140	$15,140
Preferred Stocks	—	—	32,771	32,771
Corporate Bonds & Notes	—	65,723,116	—	65,723,116
Foreign Agency Obligations	—	135,264	—	135,264
Money Market Funds	4,773,008	—	—	4,773,008

	$4,773,008	$65,858,380	$47,911	$70,679,299

[a]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

31

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate	$41,189,508	$145,270	$(2,128,774)	$(1,983,504)
Emerging Markets High Yield	241,606,214	610,036	(15,516,306)	(14,906,270)
Emerging Markets Local Currency	661,628,920	5,415,691	(41,496,604)	(36,080,913)
Global ex USD High Yield Corporate	40,730,249	1,668,882	(413,768)	1,255,114
Global High Yield Corporate	69,755,048	1,723,791	(799,540)	924,251

32

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. The scope of the disclosure requirements for offsetting will be limited to derivative instruments and securities lending transactions. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

33

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	September 26, 2013

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 26, 2013